Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	OvaScience, Inc.
Entity Central Index Key	0001544227
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Apr. 05, 2011	Dec. 31, 2010
Current assets:
Cash	$ 34,067	$ 4,541	$ 7	$ 0	$ 0
Prepaid expenses and other current assets	209	44
Total current assets	34,276	4,585
Total assets	34,985	4,585
Current liabilities:
Accounts payable	605	276
Accrued expenses	1,205	399
Total current liabilities	1,810	675
Other non-current liabilities		87
Commitments and contingencies (Note 8)
Stockholder's deficit:
Common stock, $0.001 par value; 23,000 shares authorized; 3,529 shares issued and 1,555 and 1,210 shares outstanding at June 30, 2012 and December 31, 2011, respectively	3	2
Additional paid-in capital	804	245
Deficit accumulated during the development stage	(8,824)	(2,624)
Total stockholders' deficit	(8,017)	(2,377)		0
Total liabilities, preferred stock and stockholders' deficit	34,985	4,585
Series A convertible preferred stock
Current liabilities:
Series A convertible preferred stock	$ 6,200	$ 6,200

BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
BALANCE SHEET
Convertible preferred stock, par value (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized		6,200
Convertible preferred stock, shares issued		6,200
Convertible preferred stock, shares outstanding		6,200
Convertible preferred stock, liquidation preference (in dollars)		$ 6,200
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	23,000	18,000
Common stock, shares issued	3,529	3,529
Common stock, shares outstanding	1,555	1,210

STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Operating expenses:
Research and development	$ 1,351		$ 2,297	$ 1,170	$ 3,467
General and administrative	1,883	410	3,903	1,454	5,357
Total operating expenses	3,234	410	6,200	2,624	8,824
Loss from operations	(3,234)	(410)	(6,200)	(2,624)	(8,824)
Net loss	(3,234)	(410)	(6,200)	(2,624)	(8,824)
Accretion of convertible preferred stock to redemption value				101	101
Net loss applicable to common stockholders	(3,234)	(410)	(6,200)	(2,725)	(8,925)
Net loss per share applicable to common stockholders-basic and diluted (in dollars per share)	$ (2.09)	$ (0.78)	$ (4.22)	$ (3)	$ (7.84)
Weighted average number of common shares used in net loss per share applicable to common stockholders-basic and diluted (in shares)	1,548	526	1,469	909	1,137
Comprehensive loss	$ (3,234)	$ (410)	$ (6,200)	$ (2,624)	$ (8,824)

STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (USD $)	Total	Series A convertible preferred stock	Series B convertible preferred stock	Common stock	Additional paid-in capital	Deficit accumulated during the development stage
Balance at Apr. 05, 2011	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity
Sale of common stock to founders	1,000			1,000
Sale of common stock to founders (in shares)				527,000
Vesting of restricted stock	1,000			1,000
Vesting of restricted stock (in shares)				683,000
Issuance of Series A convertible preferred stock, net of issuance costs of $101	(101,000)	6,200,000			(101,000)
Issuance of Series A convertible preferred stock, net of issuance costs of $101 (in shares)		6,200,000
Stock-based compensation expense	346,000				346,000
Net loss	(2,624,000)					(2,624,000)
Balance at Dec. 31, 2011	$ (2,377,000)	$ 6,200,000	$ 0	$ 2,000	$ 245,000	$ (2,624,000)
Balance (in shares) at Dec. 31, 2011		6,200,000	0	1,210,000

STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2011
STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Issuance of Series A convertible preferred stock, issuance costs	$ 101

STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (410)	$ (6,200)	$ (2,624)	$ (8,824)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	9	559	346	905
Depreciation and amortization		22		22
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(165)	(44)	(209)
Accounts payable	2	328	276	605
Accrued expenses and other non-current liabilities	404	720	486	1,205
Net cash used in operating activities	5	(4,736)	(1,560)	(6,296)
Cash flows from investing activities:
Purchase of property, plant, and equipment		(456)	0	(456)
Increase in restricted cash		(93)	0	(93)
Net cash used in investing activities		(549)	0	(549)
Cash flows from financing activities:
Increase in deferred financing costs		(182)		(182)
Proceeds from issuance of preferred stock, net of issuance costs		34,992	6,099	41,091
Net proceeds from issuance of common stock	2	1	2	3
Net cash provided by financing activities	2	34,811	6,101	40,912
Increase in cash and cash equivalents	7	29,526	4,541	34,067
Cash and cash equivalents at beginning of period	0	4,541	0	0
Cash and cash equivalents at end of period	7	34,067	4,541	34,067
Supplemental disclosure of non-cash financing activity
Accretion of convertible preferred stock to redemption value			$ 101	$ 101

Organization and basis of presentation	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and basis of presentation
Organization and basis of presentation

1. Organization and basis of presentation

        OvaScience, Inc. (the "Company"), incorporated on April 5, 2011 as a Delaware corporation, is a life science company developing proprietary products to improve the treatment of female infertility based on recent scientific discoveries about the existence of egg precursor cells. The Company's operations to date have been limited to organizing and staffing the Company, business planning, raising capital, acquiring and developing its technology, identifying potential product candidates, planning and preparing a marketing study in humans for its most advanced product candidate and undertaking preclinical studies of certain product candidates The Company has commenced its planned principal operations but has not generated any significant revenues to date. Accordingly, the Company is considered to be in the development stage.

        The Company is subject to a number of risks similar to other life science companies in the development stage, including, but not limited to, the need to obtain adequate additional funding, possible failure of preclinical testing or clinical trials, the need to obtain marketing approval for certain of its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company's products and protection of proprietary technology. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate product revenue or achieve profitability. As of June 30, 2012 the Company had a deficit accumulated during the development stage of approximately $8.8 million.

        Unless otherwise indicated, all information in these financial statements gives retrospective effect to the one-for-2.023 reverse stock split of the Company's common stock (the "Reverse Stock Split") that was effected on March 28, 2012 (Note 5).

1. Organization and basis of presentation

        OvaScience, Inc. (the "Company"), incorporated on April 5, 2011 as a Delaware corporation, is a life science company developing proprietary products to improve the treatment of female infertility based on recent scientific discoveries about the existence of egg precursor cells. The Company's operations to date have been limited to organizing and staffing the Company, business planning, raising capital, acquiring and developing its technology, identifying potential product candidates and undertaking preclinical studies of its most advanced product candidates. The Company has commenced its planned principal operations but has not generated any significant revenues to date. Accordingly, the Company is considered to be in the development stage as defined in Financial Accounting Standards Board Accounting Standards Codification Topic 915, Development Stage Entities.

        The Company is subject to a number of risks similar to other life science companies in the development stage, including, but not limited to, the need to obtain adequate additional funding, possible failure of preclinical testing or clinical trials, the need to obtain marketing approval for certain of its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company's products and protection of proprietary technology. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate product revenue or achieve profitability. As of December 31, 2011 the Company had a deficit accumulated during the development stage of approximately $2,624,000.

        Unless otherwise indicated, all information in these financial statements gives retrospective effect to the one -for -2.023 reverse stock split of the Company's common stock (the "Reverse Stock Split") that was effected on March 28, 2012 (Note 4).

Significant accounting policies	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant accounting policies
Significant accounting policies

2. Significant accounting policies

Unaudited interim financial data

        The accompanying unaudited June 30, 2012 interim balance sheet, the statements of operations and comprehensive loss and the statement of cash flows for the six months ended June 30, 2012, the period from April 5, 2011 (inception) to June 30, 2011 and the period from April 5, 2011 (inception) to June 30, 2012, and the statement of operations and comprehensive loss for the three months ended June 30, 2012, and the related interim information contained within the notes to the financial statements, have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and the notes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, the unaudited interim financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair statement of the Company's financial position at June 30, 2012 and results of its operations for the three and six months then ended, and its cash flows for the six months ended June 30, 2012. The results for the three and six months ended June 30, 2012 are not necessarily indicative of future results.

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to complete a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the period April 5, 2011 (inception) to June 30, 2011, April 5, 2011 (inception) to June 30, 2012, as well as, the three and six months ended June 30, 2012.

        In June 2011, the Financial Accounting Standards Board issued revised guidance on the presentation of comprehensive income and its components in the financial statements. As a result of this guidance, companies are now required to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items that must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This guidance is effective for the Company for interim and annual periods ending after December 15, 2011. The new guidance is to be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present comprehensive income (loss) in one continuous statement as part of the condensed financial statements.

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of June 30, 2012 and December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

2. Significant accounting policies

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to completing a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Segment and geographic information

        Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of developing product candidates dedicated to the treatment of female infertility, and the Company operates in only one geographic segment.

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the year ended December 31, 2011.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income ("ASU No. 2011-05"). ASU No. 2011-05 requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. ASU No. 2011-05 is effective for the Company for interim and annual periods ending after December 15, 2011. The Company adopted ASU No. 2011-05 on January 1, 2012 and elected to present comprehensive income in one continuous statement as part of the condensed consolidated financial statements.

Organizational costs

        All organizational costs have been expensed as incurred.

Cash and cash equivalents

        The Company considers all highly liquid investments with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. There were no cash equivalents as of December 31, 2011.

Fair value of financial instruments

        The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 inputs	Quoted prices in active markets for identical assets or liabilities
Level 2 inputs	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3 inputs	Unobservable inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability

        Effective January 1, 2012, the Company adopted, on a prospective basis, ASU No. 2011-04, "Fair Value Measurement (Topic 820)" ("ASU No. 2011-04"), which updates the existing fair value measurement guidance currently included in the ASC to achieve common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU No. 2011-04 is generally consistent with the Company's previous fair value measurement policies but includes additional disclosure requirements, particularly for assets and liabilities that require the use of Level 3 inputs to measure fair value. The adoption of ASU No. 2011-04 did not have a material impact on the Company's financial position or results of operations.

        There were no financial instruments recorded at fair value as of December 31, 2011. The carrying amounts of accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

Research and development costs

        The Company expenses research and development costs to operations as incurred. Research and development expenses consist of costs associated with research activities, including license payments paid to third parties for rights to intellectual property, the costs of development of therapeutic product candidates and advances in the field of infertility. The Company accounts for nonrefundable advance payments for goods and services that will be used in future research and development activities as expenses when the goods have been received or when the service has been performed rather than when the payment is made. Research and development expenses consist of:

  •
  employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

  •
  external research and development expenses incurred under arrangements with third parties, such as contract research organizations manufacturing organizations and consultants;

  •
  license fees; and

  •
  facilities and other expenses, which include direct and allocated expenses for rent and maintenance of facilities and laboratory and other supplies.

Stock-based compensation

        The Company expenses the fair value of employee stock options over the requisite service period, which is the vesting period. Compensation expense is measured using the fair value of the award at the grant date, net of estimated forfeitures, and is adjusted annually to reflect actual forfeitures. The fair value of each stock option is estimated using the Black-Scholes option pricing model and is expensed on a straight-line basis over the vesting period.

        Stock-based awards issued to non-employees, including directors for non-board related services, are accounted for based on the fair value of such services received or of the equity instruments issued, whichever is more reliably measured. These stock-based option awards are revalued at each vesting date using the fair value method.

Convertible preferred stock

        The carrying value of the Company's Series A convertible preferred stock (the "Series A"), par value $0.001 per share, "Preferred Stock") is adjusted to reflect dividends when and if declared by the board of directors. No dividends have been declared by the board of directors since inception.

Income taxes

        The Company determines its deferred tax assets and liabilities based on the differences between the financial reporting and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that the deferred tax asset will not be recovered.

        The Company applies judgment in the determination of the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. During the year ended December 31, 2011 the Company had no material unrecognized tax benefits and no adjustments to its deferred tax assets. The Company recognizes any material interest and penalties related to unrecognized tax benefits in income tax expense.

        The Company files income tax returns in the United States federal jurisdiction and multiple state jurisdictions. The Company currently is not under examination by the Internal Revenue Service or other jurisdictions for any tax years.

Net loss per share

        Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company's potentially dilutive shares, which include preferred stock, outstanding stock options and restricted stock, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive. The following table reconciles net loss to net loss applicable to common stockholders (in thousands, except per share data):

Period from April 5, 2011 (inception) to December 31, 2011
Net loss applicable to common stockholders	(2,725)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	909
Net loss per share applicable to common stockholders—basic and diluted	(3.00)

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

Period from April 5, 2011 (inception) to December 31, 2011
Series A Preferred Stock	3,065
Outstanding stock options	618

Convertible preferred stock	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Convertible preferred stock
Convertible preferred stock

4. Convertible preferred stock

        In July 2011, the Company sold 6,200,000 shares of Series A convertible preferred stock (the "Series A Preferred Stock") at a price of $1.00 per share, which is convertible into 3,064,753 shares of the Company's common stock, for gross proceeds of $6,200,000. The Company incurred approximately $101,000 of issuance costs in connection with the sale of the Series A Preferred Stock, which were recorded to additional paid-in capital.

        On March 29, 2012, the Company sold 6,770,563 shares of Series B convertible preferred stock (the "Series B Preferred Stock") at a price of $5.50 per share for gross proceeds of approximately $37,238,000. The Series B Preferred Stock is convertible into common stock on a one-for-one basis. The Company incurred approximately $2,246,000 of issuance costs in connection with the sale of the Series B Preferred Stock, which were recorded as a reduction of the proceeds received.

        The Company assessed the Series A Preferred Stock and the Series B Preferred Stock for any beneficial conversion features or embedded derivatives, including the conversion option, that would require bifurcation from the Series A Preferred Stock and/or the Series B Preferred Stock and receive separate accounting treatment. On the date of the issuance, the fair value of the common stock into which the Series A Preferred Stock and the Series B Preferred Stock, respectively, was convertible was less than the effective conversion price of the Series A Preferred Stock and the Series B Preferred Stock, respectively, and, as such, there was no intrinsic value of the conversion option on the commitment date. In addition, no embedded derivatives were identified that would require bifurcation.

        The rights, preferences and privileges of the Series A Preferred Stock and the Series B Preferred Stock as of June 30, 2012 are as set forth below. The Series A Preferred Stock and the Series B Preferred Stock converted into common stock during the third quarter of 2012 (Note 14).

Conversion

        Shares of Series A Preferred Stock are convertible into common stock based on a defined conversion ratio, which was originally set at one-for-one and following the Reverse Stock Split was one-for-2.023, adjustable for certain dilutive events as of June 30, 2012. Shares of Series B Preferred Stock are convertible into common stock based on a defined conversion ratio, which was one-for-one, adjustable for certain dilutive events as of June 30, 2012. The conversion ratios for the Series A Preferred Stock and the Series B Preferred Stock are subject to change in accordance with anti-dilution provisions contained in the Company's restated certificate of incorporation. More specifically, the applicable conversion ratio is subject to adjustment to prevent dilution on a weighted-average basis in the event that the Company issues additional shares of common stock or securities convertible or exercisable for common stock at a purchase price less than the then effective applicable conversion ratio. The Company has evaluated this feature and has concluded it does not require bifurcation as a derivative because the Series A Preferred Stock and the Series B Preferred Stock were each concluded to have the characteristics of an equity-host and the feature is clearly and closely related to the Series A Preferred Stock and the Series B Preferred Stock, respectively.

        The Series A Preferred Stock and the Series B Preferred Stock are convertible at the option of the holder at any time without any additional consideration. In addition, the Series A Preferred Stock and the Series B Preferred Stock will automatically convert into shares of common stock at the then effective applicable conversion rate, upon the earliest to occur of (a) the closing of the sale of shares of common stock to the public at a price of at least $16.50 per share in an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act"), provided that such offering results in at least $35,000,000 of gross proceeds to the Company and the Company's common stock is listed for trading on a national securities exchange, (b) the closing of certain private placement or registered offerings of the Company's equity securities or (c) the effectiveness of a registration statement under the Securities Act covering the re-sale of privately placed securities. In addition, all outstanding shares of Series A Preferred Stock and Series B Preferred Stock will convert into common stock upon the vote or written consent of the holders of 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, voting as a single class (subject to certain limitations).

Dividends

        Prior to the payment of any dividend, except a common stock dividend, to the common stockholders, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive an amount at least equal to the amount that would have been received by the holders of Series A Preferred Stock and Series B Preferred Stock had all shares of Series A Preferred Stock and Series B Preferred Stock been converted into common stock immediately prior to issuance of the dividend. There are no guaranteed dividends that accrue.

Liquidation preference

        In the event of any liquidation, dissolution or winding up of the Company, including a deemed liquidation event, such as certain mergers or a disposition of substantially all the assets of the Company, unless holders of at least 70% of the outstanding shares of Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, elect otherwise, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive, in preference to common stockholders, an amount equal to $1.00 per share, in the case of the Series A Preferred Stock, and $5.50 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, plus all declared but unpaid dividends. If the Company has insufficient assets to pay the holders of Series A Preferred Stock and Series B Preferred Stock the full amount to which they are entitled, the holders of the Series A Preferred Stock and Series B Preferred Stock will share ratably in any distribution in proportion to the respective amounts which would otherwise be payable.

        After payment of these preferential amounts, the remaining assets of the Company, if any, will be distributed ratably to the holders of common stock, Series A Preferred Stock and Series B Preferred Stock on an as-converted to common stock basis. However, the holders of Series A Preferred Stock and Series B Preferred Stock are limited to the receipt of an aggregate amount (including through payment of the preferential amounts described above) equal to the greater of:

  (1)
  $2.00 per share, in the case of the Series A Preferred Stock, and $11.00 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, and

  (2)
  the amount such holders would have received if all Series A Preferred Stock or Series B Preferred Stock, as the case may be, had been converted into common stock immediately prior to the liquidation event.

Voting rights

        Holders of Series A Preferred Stock and Series B Preferred Stock are entitled to vote as a single class with the holders of common stock, and have one vote for each equivalent common share into which the Series A Preferred Stock and the Series B Preferred Stock is convertible. In addition, the affirmative vote of the holders of at least 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, voting together on an as-converted to common stock basis, is required to amend the Company's organizational documents, declare or pay dividends, subject to limited exceptions, create certain new series or classes of stock or reclassify existing series or classes, exclusively license the Company's material intellectual property, effect a significant change in the Company's business, create indebtedness in excess of $250,000, increase the number of shares of common stock reserved for equity compensation, or undertake change of control transactions. Furthermore, the affirmative vote of the holders of at least 60% of the outstanding Series B Preferred Stock is required to amend or repeal the Company's organizational documents, increase the number of shares of Series B Preferred Stock, undertake change of control transactions or exclusively license any of the Company's material intellectual property. The holders of Series A Preferred Stock are entitled to elect two directors and the holders of Series B Preferred Stock are entitled to elect one director. The holders of the Company's common stock, Series A Preferred Stock and Series B Preferred Stock, voting together on an as-converted to common stock basis, have the right to elect the remaining directors.

3. Convertible preferred stock

        In July 2011, the Company sold 6,200,000 shares of Series A Preferred Stock at a price of $1.00 per share, which is convertible into 3,064,753 shares of the Company's common stock, for gross proceeds of $6,200,000. The Company incurred approximately $101,000 of issuance costs in connection with the sale of the Series A Preferred Stock, which were recorded to additional paid-in capital.

        On March 29, 2012, the Company sold 6,770,563 shares of Series B Preferred Stock at a price of $5.50 per share for gross proceeds of approximately $37,238,000. The Series B Preferred Stock is convertible into common stock on a one-for-one basis. The Company incurred approximately $2,246,000 of issuance costs in connection with the sale of the Series B Preferred Stock, which were recorded as a reduction of the proceeds received.

        The Company assessed the Series A Preferred Stock and the Series B Preferred Stock for any beneficial conversion features or embedded derivatives, including the conversion option, that would require bifurcation from the Series A Preferred Stock and/or the Series B Preferred Stock and receive separate accounting treatment. On the date of the issuance, the fair value of the common stock into which the Series A Preferred Stock and the Series B Preferred Stock, respectively, was convertible was less than the effective conversion price of the Series A Preferred Stock and the Series B Preferred Stock, respectively, and, as such, there was no intrinsic value of the conversion option on the commitment date. In addition, no embedded derivatives were identified that would require bifurcation.

        The rights, preferences and privileges of the Series A Preferred Stock and the Series B Preferred Stock as of March 31, 2012 are as follows:

Conversion

        Shares of Series A Preferred Stock are convertible into common stock based on a defined conversion ratio, which was originally set at one-for-one and following the Reverse Stock Split is one-for-2.023, adjustable for certain dilutive events. Shares of Series B Preferred Stock are convertible into common stock based on a defined conversion ratio, which is currently one-for-one, adjustable for certain dilutive events. The conversion ratios for the Series A Preferred Stock and the Series B Preferred Stock are subject to change in accordance with anti-dilution provisions contained in the Company's restated certificate of incorporation. More specifically, the applicable conversion ratio is subject to adjustment to prevent dilution on a weighted-average basis in the event that the Company issues additional shares of common stock or securities convertible or exercisable for common stock at a purchase price less than the then effective applicable conversion ratio. The Company has evaluated this feature and has concluded it does not require bifurcation as a derivative because the Series A Preferred Stock and the Series B Preferred Stock were each concluded to have the characteristics of an equity-host and the feature is clearly and closely related to the Series A Preferred Stock and the Series B Preferred Stock, respectively.

        The Series A Preferred Stock and the Series B Preferred Stock are convertible at the option of the holder at any time without any additional consideration. In addition, the Series A Preferred Stock and the Series B Preferred Stock will automatically convert into shares of common stock at the then effective applicable conversion rate, upon the earliest to occur of (a) the closing of the sale of shares of common stock to the public at a price of at least $16.50 per share in an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, (the "Securities Act") provided that such offering results in at least $35,000,000 of gross proceeds to the Company and the Company's common stock is listed for trading on a national securities exchange, (b) the closing of certain private placement or registered offerings of the Company's equity securities or (c) the effectiveness of registration statement under the Securities Act covering the re-sale of privately placed securities. In addition, all outstanding shares of Series A Preferred Stock and Series B Preferred Stock will convert into common stock upon the vote or written consent of the holders of 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, voting as a single class (subject to certain limitations).

Dividends

        Prior to the payment of any dividend, except a common stock dividend, to the common stockholders, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive an amount at least equal to the amount that would have been received by the holders of Series A Preferred Stock and Series B Preferred Stock had all shares of Series A Preferred Stock and Series B Preferred Stock been converted to common stock immediately prior to issuance of the dividend. There are no guaranteed dividends that accrue.

Liquidation preference

        In the event of any liquidation, dissolution or winding up of the Company, including a deemed liquidation event, such as certain mergers or a disposition of substantially all the assets of the Company, unless holders of at least 70% of the outstanding shares of Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, elect otherwise, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive, in preference to common stockholders, an amount equal to $1.00 per share, in the case of the Series A Preferred Stock, and $5.50 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, plus all declared but unpaid dividends. If the Company has insufficient assets to pay the holders of Series A Preferred Stock and Series B Preferred Stock the full amount to which they are entitled, the holders of the Series A Preferred Stock and Series B Preferred Stock will share ratably in any distribution in proportion to the respective amounts which would otherwise be payable.

        After payment of these preferential amounts, the remaining assets of the Company, if any, will be distributed ratably to the holders of common stock, Series A Preferred Stock and Series B Preferred Stock on an as-converted to common stock basis. However, the holders of Series A Preferred Stock and Series B Preferred Stock are limited to the receipt of an aggregate amount (including through payment of the preferential amounts described above) equal to the greater of:

  (1)
  $2.00 per share, in the case of the Series A Preferred Stock, and $11.00 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, and

  (2)
  the amount such holders would have received if all Series A Preferred Stock or Series B Preferred Stock, as the case may be, had been converted to common stock immediately prior to the liquidation event.

Voting rights

        Holders of Series A Preferred Stock and Series B Preferred Stock are entitled to vote as a single class with the holders of common stock, and have one vote for each equivalent common share into which the Series A Preferred Stock and the Series B Preferred Stock is convertible. In addition, the affirmative vote of the holders of at least 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, voting together on an as-converted to common stock basis, is required to amend the Company's organizational documents, declare or pay dividends, subject to limited exceptions, create certain new series or classes of stock or reclassify existing series or classes, exclusively license the Company's material intellectual property, effect a significant change in the Company's business, create indebtedness in excess of $250,000, increase the number of shares of common stock reserved for equity compensation, or undertake change of control transactions. Furthermore, the affirmative vote of the holders of at least 60% of the outstanding Series B Preferred Stock is required to amend or repeal the Company's organizational documents, increase the number of shares of Series B Preferred Stock, undertake change of control transactions or exclusively license any of the Company's material intellectual property. The holders of Series A Preferred Stock are entitled to elect two directors and the holders of Series B Preferred Stock are entitled to elect one director. The holders of the company's common stock, Series A Preferred Stock and Series B Preferred Stock, voting together on an as converted to common stock basis, have the right to elect the remaining directors.

Common stock	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common stock
Common stock

5. Common stock

        On March 28, 2012, the Company's board of directors and stockholders approved, and the Company filed, a restated certificate of incorporation effecting a Reverse Stock Split of the outstanding shares of the Company's common stock at a ratio of one share for every 2.023 shares outstanding, so that every 2.023 outstanding shares of Common Stock before the Reverse Stock Split represented one share of Common Stock after the Reverse Stock Split. Each stockholder's percentage ownership interest in the Company and proportional voting power remains unchanged after the Reverse Stock Split, except for minor changes and adjustments resulting from rounding of fractional interests. The rights and privileges of the holders of capital stock were unaffected by the Reverse Stock Split. All information in these financial statements has, unless otherwise indicated, been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.

        The Company is authorized to issue 23,000,000 shares of $0.001 par value common stock. As of June 30, 2012, there were 1,555,232 shares of common stock outstanding.

        The Company has reserved the following shares of common stock for the potential conversion of the Series A Preferred Stock and the Series B Preferred Stock and the exercise of stock options and stock awards:

	June 30, 2012	December 31, 2011
Series A Preferred Stock	3,064,753	3,064,753
Series B Preferred Stock	6,770,563	—
Outstanding stock options and stock awards	686,542	617,633

	10,521,858	3,682,386

4. Common stock

        On March 28, 2012, the Company's board of directors and stockholders approved, and the Company filed, a restated certificate of incorporation effecting a Reverse Stock Split of the outstanding shares of the Company's common stock at a ratio of one share for every 2.023 shares outstanding, so that every 2.023 outstanding shares of Common Stock before the Reverse Stock Split represented one share of Common Stock after the Reverse Stock Split. Each stockholder's percentage ownership interest in the Company and proportional voting power remains unchanged after the Reverse Stock Split except for minor changes and adjustments resulting from rounding of fractional interests. The rights and privileges of the holders of capital stock were unaffected by the Reverse Stock Split. All information in these financial statements has, unless otherwise indicated, been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.

        As of December 31, 2011 the Company's Certificate of Incorporation, as amended, authorized the Company to issue 18,000,000 shares of $0.001 par value Common Stock. As of December 31, 2011, there were 1,209,760 shares of Common Stock outstanding.

        The Company has reserved the following shares of common stock for the potential conversion of the Series A Preferred Stock and the exercise of stock options:

December 31, 2011
Series A Preferred Stock	3,064,753
Exercise of stock options and awards	617,633

3,682,386

        Each share of common stock is entitled to one vote, subject to certain voting rights of the Series A Preferred Stock as discussed in Note 3. The holders of the common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of the holders of the Series A Preferred Stock.

Stock-based compensation	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation
Stock-based compensation

6. Stock-based compensation

        In March 2012, the Company's board of directors and stockholders approved the 2012 Stock Incentive Plan (the "2012 Plan"). The 2012 Plan provides for the grant of incentive stock options, stock appreciation rights, restricted stock units and other stock-based or cash awards to purchase shares of common stock to eligible employees, officers, directors and consultants. The number of shares of our common stock that is reserved for issuance under the 2012 Plan is equal to the sum of (1) the number of shares (up to 2,132,875 shares) equal to the sum of the number of shares of our common stock then available for issuance under the 2011 Plan described below and the number of shares of our common stock subject to outstanding awards under the 2011 Plan, described below, that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by us at their original issuance price pursuant to a contractual repurchase right plus (2) an annual increase, to be added on the first day of each year beginning in 2013 and each subsequent anniversary until the expiration of the 2012 Plan, equal to the lowest of 975,000 shares of our common stock, 4.0% of the number of shares of our common stock outstanding on the first day of the year and an amount determined by our board of directors. The Company began making grants under the 2012 Plan following June 11, 2012, the effective date of the Company's registration of securities on Form 10. The Company will not grant options under the 2011 Plan following the effective date of the Company's registration of securities on Form 10.

Founders' stock

        In April 2011, the Company issued 3,509,634 shares of its common stock to founders at a purchase price of $0.001 per share, which was determined by the board of directors to be the fair value of the common stock on the date of issuance. The shares were issued under restricted stock purchase agreements and not pursuant to the 2011 Plan. These restricted stock purchase agreements allow the Company, at its discretion, to repurchase unvested shares if the founder's relationship with the Company is terminated. The shares issued to three of the co-founders vested with respect to 25% of the shares on the grant date and with respect to the remaining shares in approximately equal quarterly installments through the fourth anniversary of the grant date. The shares issued to the remaining two co-founders vest in approximately equal quarterly installments from and after the grant date. Additionally, 25% of the then-unvested shares issued to the remaining two co-founders vested in July 2011 in connection with the Series A Preferred Stock financing.

        The Company records stock-based compensation expense for the common stock subject to repurchase based on the grant date intrinsic value for employees and the vesting date intrinsic value for non-employees. All of the restricted shares were issued at fair value.

Stock options and restricted stock

        A summary of the Company's stock option activity and related information is as follows (in thousands, except share and per share data):

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Granted	167,275	4.30
Forfeited	(98,366)	0.29

Outstanding at June 30, 2012	686,542	1.04	9.41	$2,991

Exercisable at June 30, 2012	22,057	0.84	9.36	$101

Vested and expected to vest at June 30, 2012	686,542	1.04	9.41	$2,991

        A summary of the Company's restricted stock activity and related information is as follows:

	Shares	Weighted-average purchase price per share
Outstanding at December 31, 2011	2,319,646	$0.002
Granted	—
Vested	(345,480)	$0.002

Outstanding at June 30, 2012	1,974,166	$0.002

Stock options

        The fair value of each employee stock-based award is estimated on the grant date using the Black-Scholes option pricing model.

        The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees and utilizes the contractual term for options granted to non-employees. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options.

        The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. The representative group of companies consisted of BioSante Pharmaceuticals, Inc., Corcept Therapeutics Inc., Cardiome Pharmaceutical Corporation, Polymedix, Inc. and Sangamo Biosciences, Inc. As a result of being a development stage company in a very early stage of product development with no revenues, the representative group of companies has certain similar, but not all similar, characteristics to the Company. The Company believes the group selected has sufficient similar economic and industry characteristics and includes companies that are most representative of the Company.

        The fair value of each stock-based award is estimated on the grant date using the Black-Scholes option pricing model using the following assumptions:

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
	(Unaudited)	(Unaudited)
Risk-free interest rate	0.8 - 1.2%	0.8 - 1.2%
Dividend yield	—	—
Volatility	84 - 87%	84 - 87%
Expected term (years)	5.1 - 6.1	5.1 - 6.1

        During the three months and six months ended June 30, 2012, the Company granted 73,041 and 133,840 options, respectively, to purchase common stock with weighted average exercise prices of $4.57 and $4.31 per share, respectively, to employees at a weighted average grant date fair value of $3.26 and $3.07 per share, respectively. There were no options granted during the period from April 5, 2011 (inception) to June 30, 2011.

        During the three months and six months ended June 30, 2012, the Company granted 21,079 and 33,435 options, respectively, to purchase common stock with weighted average exercise prices of $4.39 and $4.25 per share, respectively, to non-employees.

        In November 2011, the Company issued and sold 19,772 shares of common stock pursuant to the 2011 Plan, at a price per share of $0.002, to a former employee who served as an executive officer at the time of the Company's incorporation. These shares were fully vested at June 30, 2012.

        The Company recognized total stock-based compensation expense for employee stock option grants of $72,325 and $116,803 for the three months and six months ended June 30, 2012, respectively.

        Stock-based awards issued to non-employees, including directors for non-board related services, are accounted for using the fair value method. These stock-based option awards are revalued on each vesting and reporting date. The Company recognized total stock-based compensation of $226,776 for the three months ended June 30, 2012 and $441,675 for the six months ended June 30, 2012.

        The Company recognized total stock-based compensation expense of approximately $299,100 for the three months ended June 30, 2012 and $558,480 for the six months ended June 30, 2012. Due to an operating loss, the Company does not record tax benefits associated with stock-based compensation and option exercises. Tax benefits will be recorded when realized.

        At June 30, 2012, there was $2,496,916 of total unrecognized compensation cost related to non-vested stock options and restricted stock. As of June 30, 2012, the Company expects to recognize these costs over a remaining weighted average period of 3.0 years.

5. Stock-based compensation

        In July 2011, the Company adopted the 2011 Equity Incentive Plan (the "2011 Plan") under which it may grant incentive stock options, nonstatutory stock options; restricted stock awards, restricted stock unit awards , stock appreciation rights and other stock-based awards to purchase up to approximately 939,199 shares of common stock to eligible employees, officers, directors and consultants. Terms of stock option agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the 2011 Plan. Generally, options granted by the Company vest over four years, expire no later than ten years from the date of grant and have an exercise price equal to the estimated fair value of the common stock as determined by the board of directors on the date of grant.

        As of December 31, 2011, 301,794 shares were available for future issuance under the 2011 Plan.

        In March 2012, the Company's board of directors and stockholders approved the 2012 Stock Incentive Plan (the "2012 Plan"). The Company will begin making grants under the 2012 Plan following the effective date of the Registration Statement. The 2012 Plan provides for the grant of incentive stock options, stock appreciation rights, restricted stock units and other stock-based or cash awards.

Founders' stock

        In April 2011, the Company issued 3,509,634 shares of its common stock to founders at a purchase price of $0.001 per share, which was determined by the board of directors to be the fair value of the common stock on the date of issuance. The shares were issued under restricted stock purchase agreements and not pursuant to the 2011 Plan. These restricted stock purchase agreements allow the Company, at its discretion, to repurchase unvested shares if the founder's relationship with the Company is terminated. The shares issued to three of the co-founders vested with respect to 25% of the shares on the grant date and with respect to the remaining shares in approximately equal quarterly installments through the fourth anniversary of the grant date. The shares issued to the remaining two co-founders vest in approximately equal quarterly installments from and after the grant date. Additionally, 25% of the then-unvested shares issued to the remaining two co-founders vested in July 2011 in connection with the Series A Preferred Stock financing.

        The Company records stock-based compensation expense for the common stock subject to repurchase based on the grant date intrinsic value for employees and the vesting date intrinsic value for non-employees. All of the restricted shares were issued at fair value. The Company has recorded stock-based compensation expense of $194,000 for the period from April 5, 2011 (inception) to December 31, 2011, related to the restricted common stock issued to founders.

Stock options and restricted stock

        A summary of the Company's stock option activity and related information is as follows (in thousands, except share and per share data):

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at April 5, 2011(inception)	—	—
Granted	617,633	0.04

Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Exercisable at December 31, 2011	—	—	—	—

Vested and expected to vest at December 31, 2011	617,633	0.04	9.8	$2,162

        A summary of the Company's restricted stock activity and related information is as follows:

	Shares	Weighted average purchase price per share
Outstanding at April 5, 2011(inception)	—	$—
Granted	3,529,406	$0.002
Vested	1,209,760	$0.002

Outstanding at December 31, 2011	2,319,646	$0.002

Stock options	9 Months Ended
Dec. 31, 2011
Stock options
Stock options

6. Stock options

        The fair value of each employee stock-based award is estimated on the grant date using the Black-Scholes option pricing model.

        The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees and utilizes the contractual term for options granted to non-employees. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options.

        The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. The representative group of companies consisted of BioSante Pharmaceuticals, Inc., Corcept Therapeutics Inc., Cardiome Pharmaceutical Corporation, Polymedix, Inc. and Sangamo Biosciences, Inc. As a result of being a development stage company in a very early stage of product development with no revenues, the representative group of companies has certain similar, but not all similar, characteristics to the Company. The Company believes the group selected has sufficient similar economic and industry characteristics and includes companies that are most representative of the Company. The Company performed a sensitivity analysis to determine the impact a 30% increase or decrease in the volatility rate would have on the fair value of each stock-based award and determined that such a rate change would be immaterial to the calculation of stock-based compensation.

        The fair value of each stock-based award is estimated on the grant date using the Black-Scholes option pricing model using the following assumptions:

December 31, 2011
Risk-free interest rate	1.2%
Dividend yield	—
Volatility	79%
Expected term (years)	6.0

        During 2011, the Company granted 452,294 options to purchase common stock with an exercise price of $0.04 per share to employees at a weighted average grant date fair value of $1.28 per share

        During 2011, the Company granted 165,339 options to purchase common stock with an exercise price of $0.04 per share to non-employees.

        In November 2011, the Company issued and sold 19,772 shares of common stock pursuant to the 2011 Plan, at a price per share of $0.002, to a former employee, who served as an executive officer at the time of the Company's incorporation. These shares were fully vested at December 31, 2011.

        The Company recognized total stock-based compensation expense for employee stock option grants of $26,000 in the period from April 5, 2011 (inception) to December 31, 2011.

        Stock-based awards issued to non-employees, including directors for non-board related services, are accounted for using the fair value method. These stock-based option awards are revalued on each vesting and reporting date. The Company recognized total stock-based compensation of $320,000 for non-employee stock options from April 5, 2011 (inception) to December 31, 2011.

        The Company recognized total stock-based compensation expense of approximately $346,000 in the period from April 5, 2011 (inception) to December 31, 2011. Due to an operating loss, the Company does not record tax benefits associated with stock-based compensation and option exercises. Tax benefits will be recorded when realized.

        At December 31, 2011, there was $2,594,000 of total unrecognized compensation cost related to non-vested stock options and restricted stock. As of December 31, 2011, the Company expects to recognize these costs over a remaining weighted average period of 3.4 years.

Income taxes	9 Months Ended
Dec. 31, 2011
Income taxes
Income taxes

7. Income taxes

        As of December 31, 2011, the Company had federal net operating loss carryforwards of approximately $1,920,000 and state net operating loss carryforwards of approximately $1,880,000, which are available to reduce future taxable income. The Company also had federal tax credits of approximately $45,000 and state tax credits of approximately $35,000, which may be used to offset future tax liabilities. The net operating loss ("NOL") and tax credit carryforwards will expire at various dates through 2031. The NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service, or IRS, and state tax authorities and become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years.

        A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations follows:

Period from August 5, 2011 (inception) to December 31, 2011
Income tax benefit using U.S. federal statutory rate	34.00%
State income taxes, net of federal benefit	5.47%
Research and development tax credits	1.70%
Permanent items	(3.93)%
Change in the valuation allowance	(37.24)%
Other	—

—%

        The principal components of the Company's deferred tax assets are as follows (in thousands):

December 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$750
Research and development credits	67
Stock-based compensation	22
Other	138

Gross deferred tax assets	977

Valuation allowance	(977)

Net deferred tax asset	—

The Company has recorded a valuation allowance against its deferred tax assets at December 31, 2011 because the Company's management believes that it is more likely than not that these assets will not be fully realized.

        The Company follows the provisions of ASC 740 Accounting for Income Taxes and the accounting guidance related to accounting for uncertainty in income taxes. The Company's reserves related to taxes are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. Upon adoption, the Company recognized no material adjustment for unrecognized income tax benefits. As of the adoption date and through December 31, 2011, the Company had no unrecognized tax benefits or related interest and penalties accrued. The Company has not, as yet, conducted a study of research and development ("R&D") credit carryforwards. Such a study, once undertaken by the Company, may result in an adjustment to the Company's R&D credit carryforwards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company's R&D credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the balance sheet or statement of operations if an adjustment is required. The Company would recognize both accrued interest and penalties related to unrecognized benefits in income tax expense. The Company's uncertain tax positions are related to years that remain subject to examination by relevant tax authorities. Since the Company is in a loss carryforward position, the Company is generally subject to examination by the U.S. federal, state and local income tax authorities for all tax years in which a loss carryforward is available.

Commitments and contingencies	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies.
Commitments and contingencies

9. Commitments and contingencies

        From August 2011 through December 2011, the Company leased office space from a significant stockholder. There was no formal lease arrangement with the stockholder.

        On May 1, 2012, the Company entered into a commercial building lease agreement. The sixty month lease, which the Company expects will begin on or about August 13, 2012, provides for the lease by the Company of approximately 6,000 square feet of space in Cambridge, Massachusetts. Base annual rent is initially set at approximately $22,000 per month with an annual increase of 3%.

        Future minimum lease payments under this lease as of June 30, 2012 are as follows (in thousands):

Year
2012	$110
2013	267
2014	275
2015	284
2016	292
Thereafter	173

$1,401

8. Commitments and contingencies

        From August 2011 through December 2011, the Company leased office space from a significant stockholder. There was no formal lease arrangement with the stockholder. The Company recorded rent expense of $41,000 for the period from April 5, 2011 (inception) to December 31, 2011.

        The following table summarizes the Company's contractual obligations.

(in thousands)	Total	2012	2013	2014	2015	Beyond 2015
License agreement (Note 10)	$435	$162	$149	$62	$62	$		*
Lease agreement (entered into May 1, 2012; Note 13)	$1,414	$123	$267	$275	$284		$465
Manufacturing agreement (entered into February 21, 2012)	$1,350	$390	$960	—	—		—
*
After 2015, the annual obligations, which extend through the life of the license agreement, are approximately $62,000 per year. The agreement is cancellable by the Company.

Accrued expenses	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses
Accrued expenses

10. Accrued expenses

        Accrued expenses consist of the following (in thousands):

	June 30, 2012	December 31, 2011
Professional and consultant fees	$503	$140
Compensation and related benefits	347	83
License and patent fees	149	108
Market research and consulting	—	40
Contract research organizations	92	15
Other expenses	114	13

	$1,205	$399

9. Accrued expenses

        Accrued expenses consist of the following (in thousands):

December 31, 2011
Professional and consultant fees	$140
Compensation and related benefits	83
License and patent fees	108
Market research and consulting	40
Contract research organizations	15
Other expenses	13

$399

License agreements	9 Months Ended
Dec. 31, 2011
License agreements
License agreements

10. License agreements

        In June 2011, the Company entered into an exclusive license agreement with The General Hospital Corporation, the corporate entity of Massachusetts General Hospital, or MGH, under which it acquired an exclusive, worldwide license to specified patent rights owned by MGH and a non-exclusive license under specified know-how disclosed to the Company under the agreement by MGH which relates to the licensed patent rights. In September 2011, this agreement was amended to include an additional patent right owned by Harvard University for which MGH has the right to grant the Company a license. The Company classifies on the income statement payments accrued or made under its licensing arrangements based on the underlying nature of the expense. Expenses related to the reimbursement of legal and patent costs are classified as general and administrative because the nature of the expense is not related to the research or development of the technologies the Company is licensing. The Company recorded $336,000 in the period from April 5, 2011 (inception) to December 31, 2011 to general and administrative expense for reimbursed patent related fees and costs incurred by MGH and an affiliate of MGH of which $149,000 was paid in 2011, $100,000 is payable on the first anniversary of the agreement and $87,000 is due on the second anniversary of the agreement. In addition, the Company paid MGH in the period from April 5, 2011 (inception) to December 31, 2011 an upfront license fee of $30,000, which was recorded as research and development expense. The Company also agreed to pay MGH annual license fees, annual maintenance fees, milestone payments, royalties as a percentage of net sales and a percentage of sublicense income that the Company receives. Annual license fees are creditable against royalties. Annual maintenance fees are due beginning in the third year of the agreement and are not creditable against royalties.

        Milestone payments of up to an aggregate of $10,520,000 are triggered upon the achievement of specified developmental and commercialization milestones and are not creditable against royalties. Additionally, the Company is required to pay MGH $1,000,000 in connection with either the first underwritten public offering of its securities or a change of control. The royalty rate is in the low single digits as a percentage of net sales. Net sales do not include amounts billed to fertility patients by fertility clinics and medical practices that use licensed products or perform licensed services for such patients, but do include the amounts paid to us by such fertility clinics and medical practices. The Company may terminate the agreement at any time with 90 days prior written notice.

Related Party Transactions	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

12. Related party transactions

        The Company's chief executive officer, Michelle Dipp, M.D., Ph.D., does not currently receive and has not historically received any compensation for her service as chief executive officer because of her service as a general partner of one of the Company's principal stockholders. However, the Company may in the future determine to compensate Dr. Dipp.

        As discussed in Note 9, during 2011, the Company leased office space from one of its principal stockholders.

11. Related party transactions

        The Company's chief executive officer does not currently receive and has not historically received any compensation for her service as chief executive officer because of her service as a general partner of one of the Company's principal stockholders.

        As discussed in Note 8, during 2011, the Company leased office space from one of its principal stockholders.

Employee benefit plan	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Employee benefit plan
Pension and Other Postretirement Benefits Disclosure [Text Block]

13. Employee benefit plan

        In January 2012, the Company adopted a 401(k) retirement and savings plan (the "401(k) Plan") covering all employees. The 401(k) Plan allows employees to make pre-tax contributions up to the maximum allowable amount set by the Internal Revenue Service. Under the 401(k) Plan, the Company may make discretionary contributions as approved by the board of directors. During the three and six months ended June 30, 2012 the Company made contributions to the 401(k) Plan of $8,095 and $19,856 respectively. No contributions were made during 2011.

12. Employee benefit plan

        In January 2012, the Company adopted a 401(k) retirement and savings plan (the "401(k) Plan") covering all employees. The 401(k) Plan allows employees to make pre-tax contributions up to the maximum allowable amount set by the IRS. Under the 401(k) Plan, the Company may make discretionary contributions as approved by the board of directors.

Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

14. Subsequent events

        On August 13, 2012, the Company issued and sold in a private placement an aggregate of 897,554 shares of common stock at a price per share of $5.50 for an aggregate purchase price of $4,936,547. As a result of the completion of the private placement, on August 13, 2012, all of the Company's shares of Series A and Series B preferred stock automatically converted into shares of common stock. Each share of Series A preferred stock converted into common stock on a one-for-2.023 basis, into a total of 3,064,753 shares of common stock and each share of Series B preferred stock converted into common stock on a one-for-one basis, into a total of 6,770,563 shares of common stock.

        In connection with the private placement, the Company agreed to file a registration statement (the "Resale S-1") covering the resale of the 6,770,563 shares of common stock issued upon conversion of Series B preferred stock and the 897,554 shares of common stock issued and sold in the private placement. The Company intends to use its reasonable best efforts to file the Resale S-1 within thirty days of August 13, 2012.

        On August 13, 2012, the Company amended its certificate of incorporation and by-laws to divide the Company's board of directors into three classes with staggered three year terms. In addition, the Company's restated certificate of incorporation and amended and restated by-laws now provide that directors may be removed only for cause and only by the affirmative vote of the holders of 75% of the shares of capital stock present in person or by proxy and entitled to vote. Under the Company's restated certificate of incorporation and amended and restated by-laws, any vacancy on the board of directors, including a vacancy resulting from an enlargement of the board of directors, may be filled only by vote of a majority of directors then in office. Furthermore, the restated certificate of incorporation provides that the authorized number of directors may be changed only by the board of directors.

13. Subsequent events

        On May 1, 2012, the Company entered into a commercial building lease agreement. The sixty month lease, which commenced on August 10, 2012, provides for the lease by the Company of approximately 6,000 square feet of space in Cambridge, Massachusetts. Base annual rent is initially set at approximately $22,000 per month with an annual increase of 3%.

Significant accounting policies (Policies)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant accounting policies
Use of estimates

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to complete a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to completing a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Segment and geographic information

Segment and geographic information

        Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of developing product candidates dedicated to the treatment of female infertility, and the Company operates in only one geographic segment.

Comprehensive loss

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the period April 5, 2011 (inception) to June 30, 2011, April 5, 2011 (inception) to June 30, 2012, as well as, the three and six months ended June 30, 2012.

        In June 2011, the Financial Accounting Standards Board issued revised guidance on the presentation of comprehensive income and its components in the financial statements. As a result of this guidance, companies are now required to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items that must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This guidance is effective for the Company for interim and annual periods ending after December 15, 2011. The new guidance is to be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present comprehensive income (loss) in one continuous statement as part of the condensed financial statements.

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the year ended December 31, 2011.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income ("ASU No. 2011-05"). ASU No. 2011-05 requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. ASU No. 2011-05 is effective for the Company for interim and annual periods ending after December 15, 2011. The Company adopted ASU No. 2011-05 on January 1, 2012 and elected to present comprehensive income in one continuous statement as part of the condensed consolidated financial statements.

Organizational costs
Organizational costs All organizational costs have been expensed as incurred.

Cash and cash equivalents

Cash and cash equivalents

        The Company considers all highly liquid investments with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. There were no cash equivalents as of December 31, 2011.

Fair value of financial instruments

Fair value of financial instruments

        The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 inputs	Quoted prices in active markets for identical assets or liabilities
Level 2 inputs	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3 inputs	Unobservable inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability

        Effective January 1, 2012, the Company adopted, on a prospective basis, ASU No. 2011-04, "Fair Value Measurement (Topic 820)" ("ASU No. 2011-04"), which updates the existing fair value measurement guidance currently included in the ASC to achieve common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU No. 2011-04 is generally consistent with the Company's previous fair value measurement policies but includes additional disclosure requirements, particularly for assets and liabilities that require the use of Level 3 inputs to measure fair value. The adoption of ASU No. 2011-04 did not have a material impact on the Company's financial position or results of operations.

        There were no financial instruments recorded at fair value as of December 31, 2011. The carrying amounts of accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

Concentrations of credit risk and off-balance sheet risk

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of June 30, 2012 and December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

Research and development costs

Research and development costs

        The Company expenses research and development costs to operations as incurred. Research and development expenses consist of costs associated with research activities, including license payments paid to third parties for rights to intellectual property, the costs of development of therapeutic product candidates and advances in the field of infertility. The Company accounts for nonrefundable advance payments for goods and services that will be used in future research and development activities as expenses when the goods have been received or when the service has been performed rather than when the payment is made. Research and development expenses consist of:

  •
  employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

  •
  external research and development expenses incurred under arrangements with third parties, such as contract research organizations manufacturing organizations and consultants;

  •
  license fees; and

  •
  facilities and other expenses, which include direct and allocated expenses for rent and maintenance of facilities and laboratory and other supplies.

Stock-based compensation

Stock-based compensation

        The Company expenses the fair value of employee stock options over the requisite service period, which is the vesting period. Compensation expense is measured using the fair value of the award at the grant date, net of estimated forfeitures, and is adjusted annually to reflect actual forfeitures. The fair value of each stock option is estimated using the Black-Scholes option pricing model and is expensed on a straight-line basis over the vesting period.

        Stock-based awards issued to non-employees, including directors for non-board related services, are accounted for based on the fair value of such services received or of the equity instruments issued, whichever is more reliably measured. These stock-based option awards are revalued at each vesting date using the fair value method.

Convertible preferred stock

Convertible preferred stock

        The carrying value of the Company's Series A convertible preferred stock (the "Series A"), par value $0.001 per share, "Preferred Stock") is adjusted to reflect dividends when and if declared by the board of directors. No dividends have been declared by the board of directors since inception.

Income taxes

Income taxes

        The Company determines its deferred tax assets and liabilities based on the differences between the financial reporting and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that the deferred tax asset will not be recovered.

        The Company applies judgment in the determination of the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. During the year ended December 31, 2011 the Company had no material unrecognized tax benefits and no adjustments to its deferred tax assets. The Company recognizes any material interest and penalties related to unrecognized tax benefits in income tax expense.

        The Company files income tax returns in the United States federal jurisdiction and multiple state jurisdictions. The Company currently is not under examination by the Internal Revenue Service or other jurisdictions for any tax years.

Net loss per share

Net loss per share

        Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company's potentially dilutive shares, which include preferred stock, outstanding stock options and restricted stock, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive. The following table reconciles net loss to net loss applicable to common stockholders (in thousands, except per share data):

Period from April 5, 2011 (inception) to December 31, 2011
Net loss applicable to common stockholders	(2,725)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	909
Net loss per share applicable to common stockholders—basic and diluted	(3.00)

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

Period from April 5, 2011 (inception) to December 31, 2011
Series A Preferred Stock	3,065
Outstanding stock options	618

Significant accounting policies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant accounting policies
Schedule of reconciliation of net loss to net loss applicable to common stockholders

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Net loss applicable to common stockholders	$(3,234)	$(6,200)	$(410)	$(8,925)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	1,548	1,469	526	1,137
Net loss per share applicable to common stockholders—basic and diluted	$(2.09)	$(4.22)	$(0.78)	$(7.84)

Period from April 5, 2011 (inception) to December 31, 2011
Net loss applicable to common stockholders	(2,725)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	909
Net loss per share applicable to common stockholders—basic and diluted	(3.00)

Schedule of amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Series A Preferred Stock	3,065	3,065	—	3,065
Series B Preferred Stock	6,771	6,771	—	6,771
Outstanding stock options	687	687	—	687

Period from April 5, 2011 (inception) to December 31, 2011
Series A Preferred Stock	3,065
Outstanding stock options	618

Common stock (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common stock
Schedule of shares of common stock reserved for the potential conversion of the Series A Preferred Stock and the exercise of stock options and stock awards

	June 30, 2012	December 31, 2011
Series A Preferred Stock	3,064,753	3,064,753
Series B Preferred Stock	6,770,563	—
Outstanding stock options and stock awards	686,542	617,633

	10,521,858	3,682,386

December 31, 2011
Series A Preferred Stock	3,064,753
Exercise of stock options and awards	617,633

3,682,386

Stock-based compensation (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation
Summary of the Company's stock option activity and related information

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Granted	167,275	4.30
Forfeited	(98,366)	0.29

Outstanding at June 30, 2012	686,542	1.04	9.41	$2,991

Exercisable at June 30, 2012	22,057	0.84	9.36	$101

Vested and expected to vest at June 30, 2012	686,542	1.04	9.41	$2,991

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at April 5, 2011(inception)	—	—
Granted	617,633	0.04

Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Exercisable at December 31, 2011	—	—	—	—

Vested and expected to vest at December 31, 2011	617,633	0.04	9.8	$2,162

Summary of the Company's restricted stock activity and related information

	Shares	Weighted-average purchase price per share
Outstanding at December 31, 2011	2,319,646	$0.002
Granted	—
Vested	(345,480)	$0.002

Outstanding at June 30, 2012	1,974,166	$0.002

	Shares	Weighted average purchase price per share
Outstanding at April 5, 2011(inception)	—	$—
Granted	3,529,406	$0.002
Vested	1,209,760	$0.002

Outstanding at December 31, 2011	2,319,646	$0.002

Stock options (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock options
Schedule of assumptions used to estimate fair value of each stock-based award on the grant date using the Black-Scholes option pricing model

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
	(Unaudited)	(Unaudited)
Risk-free interest rate	0.8 - 1.2%	0.8 - 1.2%
Dividend yield	—	—
Volatility	84 - 87%	84 - 87%
Expected term (years)	5.1 - 6.1	5.1 - 6.1

December 31, 2011
Risk-free interest rate	1.2%
Dividend yield	—
Volatility	79%
Expected term (years)	6.0

Income taxes (Tables)	9 Months Ended
Dec. 31, 2011
Income taxes
Schedule of reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations

Period from August 5, 2011 (inception) to December 31, 2011
Income tax benefit using U.S. federal statutory rate	34.00%
State income taxes, net of federal benefit	5.47%
Research and development tax credits	1.70%
Permanent items	(3.93)%
Change in the valuation allowance	(37.24)%
Other	—

—%

Schedule of principal components of the Company's deferred tax assets

December 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$750
Research and development credits	67
Stock-based compensation	22
Other	138

Gross deferred tax assets	977

Valuation allowance	(977)

Net deferred tax asset	—

Commitments and contingencies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies.
Summary of the company's contractual obligations

Year
2012	$110
2013	267
2014	275
2015	284
2016	292
Thereafter	173

$1,401

(in thousands)	Total	2012	2013	2014	2015	Beyond 2015
License agreement (Note 10)	$435	$162	$149	$62	$62	$		*
Lease agreement (entered into May 1, 2012; Note 13)	$1,414	$123	$267	$275	$284		$465
Manufacturing agreement (entered into February 21, 2012)	$1,350	$390	$960	—	—		—

Accrued expenses (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses
Schedule of accrued expenses

	June 30, 2012	December 31, 2011
Professional and consultant fees	$503	$140
Compensation and related benefits	347	83
License and patent fees	149	108
Market research and consulting	—	40
Contract research organizations	92	15
Other expenses	114	13

	$1,205	$399

December 31, 2011
Professional and consultant fees	$140
Compensation and related benefits	83
License and patent fees	108
Market research and consulting	40
Contract research organizations	15
Other expenses	13

$399

Organization and basis of presentation (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Organization and basis of presentation
Deficit accumulated during the development stage		$ 8,824	$ 2,624
Reverse stock split conversion ratio	2.023

Significant accounting policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011 item	Jun. 30, 2012
Segment and geographic information
Number of operating segments				1
Number of geographic segments				1
Convertible preferred stock, par value (in dollars per share)				$ 0.001
Net loss per share
Net loss applicable to common stockholders (in dollars)	$ (3,234)	$ (410)	$ (6,200)	$ (2,725)	$ (8,925)
Weighted average number of common shares used in net loss per share applicable to common stockholders-basic and diluted	1,548	526	1,469	909	1,137
Net loss per share applicable to common stockholders-basic and diluted (in dollars per share)	$ (2.09)	$ (0.78)	$ (4.22)	$ (3)	$ (7.84)
Series A convertible preferred stock
Net loss per share
Amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in shares)	3,065		3,065	3,065	3,065
Outstanding stock options
Net loss per share
Amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in shares)	687		687	618	687

Convertible preferred stock (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended		6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Jul. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock item	Dec. 31, 2011 Series A Preferred Stock item	Mar. 31, 2012 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock item	Mar. 29, 2012 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock Minimum	Dec. 31, 2011 Series B Preferred Stock Minimum	Jun. 30, 2012 Series A Preferred Stock and Series B Preferred Stock item	Dec. 31, 2011 Series A Preferred Stock and Series B Preferred Stock item
Convertible preferred stock
Shares issued					6,200,000			6,770,563
Number of shares of common stock in which preferred stock is convertible					3,064,753
Issue price (in dollars per share)					$ 1					$ 5.5
Gross proceeds		$ 34,992,000	$ 6,099,000	$ 41,091,000	$ 6,200,000			$ 37,238,000
Issuance cost	101,000	2,245,000			101,000			2,246,000
Preferred stock, conversion ratio						1	1	1
Price per share of shares of common stock to be sold to the public in an underwritten public offering for conversion of convertible preferred stock into shares of common stock (in dollars per share)											$ 16.5	$ 16.5	$ 16.5	$ 16.5
Preferred stock, conversion ratio following Reverse Stock Split		1				2.023	2.023
Gross proceeds on shares of common stock to be sold to the public in an underwritten public offering for automatic conversion of convertible preferred stock into shares of common stock							35,000,000				35,000,000		35,000,000	35,000,000
Percentage of outstanding shares of convertible preferred stock, whose holders' vote or written consent is required for conversion							70.00%						70.00%	70.00%
Percentage of outstanding shares of convertible preferred stock, whose holders' may elect to not receive the liquidation preference													70.00%	70.00%
Liquidation preference (in dollars per share)						$ 1	$ 1		$ 5.5
Maximum liquidation distributions per share (in dollars per share)						$ 2	$ 2		$ 11
Number of votes per share held by holders of common shares							1		1				1	1
Percentage of outstanding shares of convertible preferred stock, whose holders' affirmative vote is required for changes related to the company's activities							70.00%				60.00%	60.00%	70.00%	70.00%
Amount of indebtedness which can be created only after obtaining specified percentage of affirmative votes of the stockholders of the convertible preferred stock							$ 250,000						$ 250,000	$ 250,000
Number of directors entitled to be elected by the preferred stockholders						2	2		1
Number of directors entitled to be elected by the common stockholders							1

Common stock (Details) (USD $)	1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Common stock
Reverse stock split conversion ratio	2.023
Common stock, shares authorized		23,000,000	18,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares outstanding		1,555,232	1,209,760
Common stock
Exercise of stock options and awards (in shares)			617,633
Total (in shares)		10,521,858	3,682,386
Series A Preferred Stock
Common stock
Shares reserved for potential conversion		3,064,753	3,064,753
Number of votes per share held by holders of common shares			1

Stock-based compensation (Details) (USD $)	3 Months Ended	6 Months Ended			9 Months Ended			1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 2011 Plan	Jul. 31, 2011 2011 Plan	Dec. 31, 2011 2011 Plan Options	Dec. 31, 2011 2011 Plan Options Maximum	Dec. 31, 2011 Restricted stock purchase agreements	Apr. 30, 2011 Restricted stock purchase agreements Founder	Apr. 30, 2011 Restricted stock purchase agreements Three co-founders item	Apr. 30, 2011 Restricted stock purchase agreements Two co-founders item
Stock-based compensation
Shares authorized				939,199
Shares available for future issuance			301,794
Vesting period					4 years
Expiration period						10 years
Shares issued								3,509,634
Purchase price (in dollars per share)								$ 0.001
Number of co-founders									3	2
Percentage of shares vesting on the grant date									25.00%
Percentage of the then-unvested shares that vested in connection with the Preferred Stock financing										25.00%
Stock-based compensation expense (in dollars)	$ 299,100	$ 558,480					$ 194,000

Stock-based compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Jun. 30, 2012 Stock options Employees	Jun. 30, 2012 Stock options Employees	Jun. 30, 2012 Stock options Non-employees	Jun. 30, 2012 Stock options Non-employees	Jun. 30, 2012 Restricted stock	Dec. 31, 2011 Restricted stock
Shares
Outstanding at the beginning of the period (in shares)	617,633	0
Granted (in shares)	167,275	617,633	73,041	133,840	21,079	33,435
Outstanding at the end of the period (in shares)	686,542	617,633
Exercisable at the end of the period (in shares)	22,057	0
Vested and expected to vest at the end of the period (in shares)	686,542	617,633
Weighted average price per share
Outstanding at the beginning of the period (in dollars per share)	$ 0.04	$ 0
Granted (in dollars per share)	$ 4.3	$ 0.04	$ 4.57	$ 4.31	$ 4.39	$ 4.25
Outstanding at the end of period (in dollars per share)	$ 1.04	$ 0.04
Exercisable at the end of the period (in dollars per share)	$ 0.84	$ 0
Vested and expected to vest at the end of the period (in dollars per share)	$ 1.04	$ 0.04
Weighted average remaining contractual term
Outstanding at the end of the period	9 years 4 months 28 days	9 years 9 months 18 days
Exercisable at the end of the period	9 years 4 months 10 days	0 years
Vested and expected to vest at the end of the period	9 years 4 months 28 days	9 years 9 months 18 days
Aggregate intrinsic value
Outstanding at the end of period	$ 2,991	$ 2,162
Exercisable at the end of period	101	0
Vested and expected to vest at the end of the period	$ 2,991	$ 2,162
Shares
Outstanding at the beginning of the period (in shares)							2,319,646	0
Granted (in shares)								3,529,406
Vested (in shares)							345,480	1,209,760
Outstanding at the end of the period (in shares)							1,974,166	2,319,646
Weighted-average purchase price per share
Outstanding at the beginning of the period (in dollars per share)							$ 0.002	$ 0
Granted (in dollars per share)								$ 0.002
Vested (in dollars per share)							$ 0.002	$ 0.002
Outstanding at the end of the period (in dollars per share)							$ 0.002	$ 0.002

Stock options (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 Non-employees	Dec. 31, 2011 Stock options	Jun. 30, 2012 Stock options	Jun. 30, 2012 Stock options Employees	Jun. 30, 2012 Stock options Employees	Dec. 31, 2011 Stock options Employees	Jun. 30, 2012 Stock options Non-employees	Jun. 30, 2012 Stock options Non-employees	Dec. 31, 2011 Stock options Non-employees	Nov. 30, 2011 2011 Plan Stock options Former employee
Stock-based compensation
Percentage of increase or decrease in the volatility rate used to perform a sensitivity analysis				30.00%
Assumptions used to estimate fair value of each stock-based award on the grant date using the Black-Scholes option pricing model
Risk free interest rate (as a percent)								1.20%
Dividend yield (as a percent)								0.00%
Volatility (as a percent)								79.00%
Expected term				3 years 4 months 24 days				6 years
Shares issued								452,294			165,339	19,772
Issue price (in dollars per share)								$ 0.04			$ 0.04	$ 0.002
Weighted average grant-date fair value of options granted (in dollars per share)				$ 1.28		$ 3.26	$ 3.07	$ 1.28
Stock-based compensation expense (in dollars)	$ 299,100	$ 558,480	$ 346,000			$ 72,325	$ 116,803	$ 26,000	$ 226,776	$ 441,675	$ 320,000
Total unrecognized compensation cost related to non-vested stock options and restricted stock (in dollars)				$ 2,594,000	$ 2,496,916

Income taxes (Details) (USD $)	Dec. 31, 2011
Federal
Income taxes
Net operating loss carryforwards	$ 1,920,000
State
Income taxes
Net operating loss carryforwards	$ 1,880,000

Income taxes (Details 2) (USD $)	Dec. 31, 2011
Federal
Income taxes
Tax credits	$ 45,000
State
Income taxes
Tax credits	$ 35,000

Income taxes (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2011
Income taxes
Period over which minimum cumulative change in percentage of ownership is considered for determining the limitation on the annual utilization of the entity's net operating loss and tax credit carryforwards	3 years
Minimum percentage of cumulative change in ownership which may substantially limit the annual utilization of the entity's net operating loss and tax credit carryforwards	50.00%
Reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations
Income tax benefit using U.S. federal statutory rate (as a percent)	34.00%
State income taxes, net of federal benefit (as a percent)	5.47%
Research and development tax credits (as a percent)	1.70%
Permanent items (as a percent)	(3.93%)
Change in the valuation allowance (as a percent)	(37.24%)
Other (as a percent)	0.00%
Tax rate used to compute income taxes reflected in operations (as a percent)	0.00%
Deferred tax assets:
Net operating loss carryforwards	$ 750
Research and development credits	67
Stock-based compensation	22
Other	138
Gross deferred tax assets	977
Valuation allowance	(977)
Net deferred tax asset	$ 0

Commitments and contingencies (Details) (USD $)	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 License agreement	Jun. 30, 2012 Lease agreement	Dec. 31, 2011 Lease agreement	Dec. 31, 2011 Manufacturing agreement
Commitments and contingencies.
Rent expense	$ 41,000
Commitments and contingencies
Total		435,000	1,401,000	1,414,000	1,350,000
2012		162,000	110,000	123,000	390,000
2013		149,000	267,000	267,000	960,000
2014		62,000	275,000	275,000
2015		62,000	284,000	284,000
Beyond 2015				465,000
Annual obligations per year after 2015		$ 62,000

Accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses
Professional and consultant fees	$ 503	$ 140
Compensation and related benefits	347	83
License and patent fees	149	108
Market research and consulting		40
Contract research organizations	92	15
Other expenses	114	13
Accrued expenses	$ 1,205	$ 399

License agreements (Details) (License agreement, USD $)	9 Months Ended
Dec. 31, 2011
License agreements
Expense recorded for reimbursed patent related fees and costs incurred by MGH and an affiliate	$ 336,000
Amount paid by the company towards reimbursed patent related fees and costs incurred by MGH and an affiliate	149,000
Amount of reimbursed patent related fees and costs incurred by MGH and an affiliate which is payable on the first anniversary	100,000
Amount of reimbursed patent related fees and costs incurred by MGH and an affiliate which is payable on the second anniversary	87,000
Upfront license fee paid to MGH	30,000
Amount required to be paid in connection with either the first underwritten public offering of securities or a change of control	1,000,000
Prior notice period for termination of agreement	90 days
Maximum
License agreements
Milestone payments triggered upon the achievement of specified developmental and commercialization milestones	$ 10,520,000

Related Party Transactions (Details)	Jun. 30, 2012 item	Dec. 31, 2011 item
Related Party Transactions
Number of principal stockholders for which chief executive officer serves as a general partner	1	1
Number of principal stockholders from whom the entity has leased office space		1

Subsequent events (Details) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 Series A Preferred Stock and Series B Preferred Stock	Dec. 31, 2011 Series A Preferred Stock and Series B Preferred Stock	Mar. 31, 2012 Series B Preferred Stock	Mar. 29, 2012 Series B Preferred Stock	Aug. 31, 2012 Subsequent event	Aug. 10, 2012 Subsequent event	Aug. 31, 2012 Subsequent event Shares sold	Aug. 13, 2012 Subsequent event Shares sold
Subsequent Events
Term of operating leases									60 months
Leased area (sq ft)										$ 6,000
Operating leases, base monthly rent			41,000						22,000
Operating leases, annual increase in rental expenses (as a percent)									3.00%
Reverse stock split conversion ratio	2.023
Shares issued											897,554
Issue price (in dollars per share)								$ 5.5				$ 5.5
Gross proceeds		34,992,000	6,099,000	41,091,000			37,238,000
Preferred stock, conversion ratio							1
Price per share of shares of common stock to be sold to the public in an underwritten public offering for conversion of convertible preferred stock into shares of common stock (in dollars per share)					$ 16.5	$ 16.5
Gross proceeds on shares of common stock to be sold to the public in an underwritten public offering for conversion of convertible preferred stock into shares of common stock					$ 35,000,000	$ 35,000,000
Percentage of outstanding shares of convertible preferred stock, whose holders' vote or written consent is required for conversion					70.00%	70.00%
Percentage of outstanding shares of convertible preferred stock, whose holders' affirmative vote is required for changes related to the company's activities					70.00%	70.00%

Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash	$ 34,067	$ 4,541
Prepaid expenses and other current assets	209	44
Total current assets	34,276	4,585
Property and equipment	434
Other assets	275
Total assets	34,985	4,585
Current liabilities:
Accounts payable	605	276
Accrued expenses	1,205	399
Total current liabilities	1,810	675
Other non-current liabilities		87
Total liabilities	1,810	762
Commitments and contingencies (Note 9)
Stockholder's deficit:
Common stock, $0.001 par value; 23,000 shares authorized; 3,529 shares issued and 1,555 and 1,210 shares outstanding at June 30, 2012 and December 31, 2011, respectively	3	2
Additional paid-in capital	804	245
Deficit accumulated during the development stage	(8,824)	(2,624)
Total stockholders' deficit	(8,017)	(2,377)
Total liabilities, preferred stock and stockholders' deficit	34,985	4,585
Series A convertible preferred stock
Current liabilities:
Convertible preferred stock	6,200	6,200
Series B convertible preferred stock
Current liabilities:
Convertible preferred stock	$ 34,992

Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Convertible preferred stock, par value (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized		6,200
Convertible preferred stock, shares issued		6,200
Convertible preferred stock, shares outstanding		6,200
Convertible preferred stock, liquidation preference (in dollars)		$ 6,200
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	23,000	18,000
Common stock, shares issued	3,529	3,529
Common stock, shares outstanding	1,555	1,210
Series A convertible preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	6,200	6,200
Convertible preferred stock, shares issued	6,200	6,200
Convertible preferred stock, shares outstanding	6,200	6,200
Convertible preferred stock, liquidation preference (in dollars)	6,200	6,200
Series B convertible preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.001
Convertible preferred stock, shares authorized	6,771
Convertible preferred stock, shares issued	6,771
Convertible preferred stock, shares outstanding	6,771
Convertible preferred stock, liquidation preference (in dollars)	$ 37,238

Statements Of Operations And Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Operating expenses:
Research and development	$ 1,351		$ 2,297	$ 1,170	$ 3,467
General and administrative	1,883	410	3,903	1,454	5,357
Total operating expenses	3,234	410	6,200	2,624	8,824
Loss from operations	(3,234)	(410)	(6,200)	(2,624)	(8,824)
Net loss	(3,234)	(410)	(6,200)	(2,624)	(8,824)
Accretion of convertible preferred stock to redemption value				(101)	(101)
Net loss applicable to common stockholders	(3,234)	(410)	(6,200)	(2,725)	(8,925)
Net loss per share applicable to common stockholders-basic and diluted (in dollars per share)	$ (2.09)	$ (0.78)	$ (4.22)	$ (3)	$ (7.84)
Weighted average number of common shares used in net loss per share applicable to common stockholders-basic and diluted (in shares)	1,548	526	1,469	909	1,137
Comprehensive loss	$ (3,234)	$ (410)	$ (6,200)	$ (2,624)	$ (8,824)

Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (410)	$ (6,200)	$ (2,624)	$ (8,824)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization		22		22
Stock-based compensation expense	9	559	346	905
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(165)	(44)	(209)
Accounts payable	2	328	276	605
Accrued expenses and other non-current liabilities	404	720	486	1,205
Net cash used in operating activities	5	(4,736)	(1,560)	(6,296)
Cash flows from investing activities:
Purchase of property, plant, and equipment		(456)	0	(456)
Increase in restricted cash		(93)	0	(93)
Net cash used in investing activities		(549)	0	(549)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs		34,992	6,099	41,091
Increase in deferred financing costs		(182)		(182)
Net proceeds from issuance of common stock	2	1	2	3
Net cash provided by financing activities	2	34,811	6,101	40,912
Increase in cash and cash equivalents	7	29,526	4,541	34,067
Cash and cash equivalents at beginning of period	0	4,541	0	0
Cash and cash equivalents at end of period	7	34,067	4,541	34,067
Supplemental disclosure of non-cash financing activity
Accretion of convertible preferred stock to redemption value			$ (101)	$ (101)

Organization and basis of presentation	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and basis of presentation
Organization and basis of presentation

1. Organization and basis of presentation

        OvaScience, Inc. (the "Company"), incorporated on April 5, 2011 as a Delaware corporation, is a life science company developing proprietary products to improve the treatment of female infertility based on recent scientific discoveries about the existence of egg precursor cells. The Company's operations to date have been limited to organizing and staffing the Company, business planning, raising capital, acquiring and developing its technology, identifying potential product candidates, planning and preparing a marketing study in humans for its most advanced product candidate and undertaking preclinical studies of certain product candidates The Company has commenced its planned principal operations but has not generated any significant revenues to date. Accordingly, the Company is considered to be in the development stage.

        The Company is subject to a number of risks similar to other life science companies in the development stage, including, but not limited to, the need to obtain adequate additional funding, possible failure of preclinical testing or clinical trials, the need to obtain marketing approval for certain of its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company's products and protection of proprietary technology. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate product revenue or achieve profitability. As of June 30, 2012 the Company had a deficit accumulated during the development stage of approximately $8.8 million.

        Unless otherwise indicated, all information in these financial statements gives retrospective effect to the one-for-2.023 reverse stock split of the Company's common stock (the "Reverse Stock Split") that was effected on March 28, 2012 (Note 5).

1. Organization and basis of presentation

        OvaScience, Inc. (the "Company"), incorporated on April 5, 2011 as a Delaware corporation, is a life science company developing proprietary products to improve the treatment of female infertility based on recent scientific discoveries about the existence of egg precursor cells. The Company's operations to date have been limited to organizing and staffing the Company, business planning, raising capital, acquiring and developing its technology, identifying potential product candidates and undertaking preclinical studies of its most advanced product candidates. The Company has commenced its planned principal operations but has not generated any significant revenues to date. Accordingly, the Company is considered to be in the development stage as defined in Financial Accounting Standards Board Accounting Standards Codification Topic 915, Development Stage Entities.

        The Company is subject to a number of risks similar to other life science companies in the development stage, including, but not limited to, the need to obtain adequate additional funding, possible failure of preclinical testing or clinical trials, the need to obtain marketing approval for certain of its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company's products and protection of proprietary technology. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate product revenue or achieve profitability. As of December 31, 2011 the Company had a deficit accumulated during the development stage of approximately $2,624,000.

        Unless otherwise indicated, all information in these financial statements gives retrospective effect to the one -for -2.023 reverse stock split of the Company's common stock (the "Reverse Stock Split") that was effected on March 28, 2012 (Note 4).

Significant accounting policies	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant accounting policies
Significant accounting policies

2. Significant accounting policies

Unaudited interim financial data

        The accompanying unaudited June 30, 2012 interim balance sheet, the statements of operations and comprehensive loss and the statement of cash flows for the six months ended June 30, 2012, the period from April 5, 2011 (inception) to June 30, 2011 and the period from April 5, 2011 (inception) to June 30, 2012, and the statement of operations and comprehensive loss for the three months ended June 30, 2012, and the related interim information contained within the notes to the financial statements, have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and the notes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, the unaudited interim financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair statement of the Company's financial position at June 30, 2012 and results of its operations for the three and six months then ended, and its cash flows for the six months ended June 30, 2012. The results for the three and six months ended June 30, 2012 are not necessarily indicative of future results.

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to complete a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the period April 5, 2011 (inception) to June 30, 2011, April 5, 2011 (inception) to June 30, 2012, as well as, the three and six months ended June 30, 2012.

        In June 2011, the Financial Accounting Standards Board issued revised guidance on the presentation of comprehensive income and its components in the financial statements. As a result of this guidance, companies are now required to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items that must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This guidance is effective for the Company for interim and annual periods ending after December 15, 2011. The new guidance is to be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present comprehensive income (loss) in one continuous statement as part of the condensed financial statements.

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of June 30, 2012 and December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

2. Significant accounting policies

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to completing a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Segment and geographic information

        Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of developing product candidates dedicated to the treatment of female infertility, and the Company operates in only one geographic segment.

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the year ended December 31, 2011.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income ("ASU No. 2011-05"). ASU No. 2011-05 requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. ASU No. 2011-05 is effective for the Company for interim and annual periods ending after December 15, 2011. The Company adopted ASU No. 2011-05 on January 1, 2012 and elected to present comprehensive income in one continuous statement as part of the condensed consolidated financial statements.

Organizational costs

        All organizational costs have been expensed as incurred.

Cash and cash equivalents

        The Company considers all highly liquid investments with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. There were no cash equivalents as of December 31, 2011.

Fair value of financial instruments

        The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 inputs	Quoted prices in active markets for identical assets or liabilities
Level 2 inputs	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3 inputs	Unobservable inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability

        Effective January 1, 2012, the Company adopted, on a prospective basis, ASU No. 2011-04, "Fair Value Measurement (Topic 820)" ("ASU No. 2011-04"), which updates the existing fair value measurement guidance currently included in the ASC to achieve common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU No. 2011-04 is generally consistent with the Company's previous fair value measurement policies but includes additional disclosure requirements, particularly for assets and liabilities that require the use of Level 3 inputs to measure fair value. The adoption of ASU No. 2011-04 did not have a material impact on the Company's financial position or results of operations.

        There were no financial instruments recorded at fair value as of December 31, 2011. The carrying amounts of accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

Research and development costs

        The Company expenses research and development costs to operations as incurred. Research and development expenses consist of costs associated with research activities, including license payments paid to third parties for rights to intellectual property, the costs of development of therapeutic product candidates and advances in the field of infertility. The Company accounts for nonrefundable advance payments for goods and services that will be used in future research and development activities as expenses when the goods have been received or when the service has been performed rather than when the payment is made. Research and development expenses consist of:

  •
  employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

  •
  external research and development expenses incurred under arrangements with third parties, such as contract research organizations manufacturing organizations and consultants;

  •
  license fees; and

  •
  facilities and other expenses, which include direct and allocated expenses for rent and maintenance of facilities and laboratory and other supplies.

Stock-based compensation

        The Company expenses the fair value of employee stock options over the requisite service period, which is the vesting period. Compensation expense is measured using the fair value of the award at the grant date, net of estimated forfeitures, and is adjusted annually to reflect actual forfeitures. The fair value of each stock option is estimated using the Black-Scholes option pricing model and is expensed on a straight-line basis over the vesting period.

        Stock-based awards issued to non-employees, including directors for non-board related services, are accounted for based on the fair value of such services received or of the equity instruments issued, whichever is more reliably measured. These stock-based option awards are revalued at each vesting date using the fair value method.

Convertible preferred stock

        The carrying value of the Company's Series A convertible preferred stock (the "Series A"), par value $0.001 per share, "Preferred Stock") is adjusted to reflect dividends when and if declared by the board of directors. No dividends have been declared by the board of directors since inception.

Income taxes

        The Company determines its deferred tax assets and liabilities based on the differences between the financial reporting and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that the deferred tax asset will not be recovered.

        The Company applies judgment in the determination of the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. During the year ended December 31, 2011 the Company had no material unrecognized tax benefits and no adjustments to its deferred tax assets. The Company recognizes any material interest and penalties related to unrecognized tax benefits in income tax expense.

        The Company files income tax returns in the United States federal jurisdiction and multiple state jurisdictions. The Company currently is not under examination by the Internal Revenue Service or other jurisdictions for any tax years.

Net loss per share

        Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company's potentially dilutive shares, which include preferred stock, outstanding stock options and restricted stock, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive. The following table reconciles net loss to net loss applicable to common stockholders (in thousands, except per share data):

Period from April 5, 2011 (inception) to December 31, 2011
Net loss applicable to common stockholders	(2,725)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	909
Net loss per share applicable to common stockholders—basic and diluted	(3.00)

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

Period from April 5, 2011 (inception) to December 31, 2011
Series A Preferred Stock	3,065
Outstanding stock options	618

Fair value of financial instruments	6 Months Ended
Jun. 30, 2012
Fair value of financial instruments
Fair value of financial instruments

3. Fair value of financial instruments

        The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 inputs	Quoted prices in active markets for identical assets or liabilities
Level 2 inputs	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3 inputs	Unobservable inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability

        Effective January 1, 2012, the Company adopted, on a prospective basis, new accounting guidance, which updates the existing fair value measurement to achieve common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles and International Financial Reporting Standards. This new guidance is generally consistent with the Company's previous fair value measurement policies but includes additional disclosure requirements, particularly for assets and liabilities that require the use of Level 3 inputs to measure fair value. The adoption of this new guidance did not have a material impact on the Company's financial position or results of operations.

        There were no financial instruments recorded at fair value as of June 30, 2012 and December 31, 2011. The carrying amounts of accounts payable and accrued expenses approximate their fair values due to their maturities.

Convertible preferred stock	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Convertible preferred stock
Convertible preferred stock

4. Convertible preferred stock

        In July 2011, the Company sold 6,200,000 shares of Series A convertible preferred stock (the "Series A Preferred Stock") at a price of $1.00 per share, which is convertible into 3,064,753 shares of the Company's common stock, for gross proceeds of $6,200,000. The Company incurred approximately $101,000 of issuance costs in connection with the sale of the Series A Preferred Stock, which were recorded to additional paid-in capital.

        On March 29, 2012, the Company sold 6,770,563 shares of Series B convertible preferred stock (the "Series B Preferred Stock") at a price of $5.50 per share for gross proceeds of approximately $37,238,000. The Series B Preferred Stock is convertible into common stock on a one-for-one basis. The Company incurred approximately $2,246,000 of issuance costs in connection with the sale of the Series B Preferred Stock, which were recorded as a reduction of the proceeds received.

        The Company assessed the Series A Preferred Stock and the Series B Preferred Stock for any beneficial conversion features or embedded derivatives, including the conversion option, that would require bifurcation from the Series A Preferred Stock and/or the Series B Preferred Stock and receive separate accounting treatment. On the date of the issuance, the fair value of the common stock into which the Series A Preferred Stock and the Series B Preferred Stock, respectively, was convertible was less than the effective conversion price of the Series A Preferred Stock and the Series B Preferred Stock, respectively, and, as such, there was no intrinsic value of the conversion option on the commitment date. In addition, no embedded derivatives were identified that would require bifurcation.

        The rights, preferences and privileges of the Series A Preferred Stock and the Series B Preferred Stock as of June 30, 2012 are as set forth below. The Series A Preferred Stock and the Series B Preferred Stock converted into common stock during the third quarter of 2012 (Note 14).

Conversion

        Shares of Series A Preferred Stock are convertible into common stock based on a defined conversion ratio, which was originally set at one-for-one and following the Reverse Stock Split was one-for-2.023, adjustable for certain dilutive events as of June 30, 2012. Shares of Series B Preferred Stock are convertible into common stock based on a defined conversion ratio, which was one-for-one, adjustable for certain dilutive events as of June 30, 2012. The conversion ratios for the Series A Preferred Stock and the Series B Preferred Stock are subject to change in accordance with anti-dilution provisions contained in the Company's restated certificate of incorporation. More specifically, the applicable conversion ratio is subject to adjustment to prevent dilution on a weighted-average basis in the event that the Company issues additional shares of common stock or securities convertible or exercisable for common stock at a purchase price less than the then effective applicable conversion ratio. The Company has evaluated this feature and has concluded it does not require bifurcation as a derivative because the Series A Preferred Stock and the Series B Preferred Stock were each concluded to have the characteristics of an equity-host and the feature is clearly and closely related to the Series A Preferred Stock and the Series B Preferred Stock, respectively.

        The Series A Preferred Stock and the Series B Preferred Stock are convertible at the option of the holder at any time without any additional consideration. In addition, the Series A Preferred Stock and the Series B Preferred Stock will automatically convert into shares of common stock at the then effective applicable conversion rate, upon the earliest to occur of (a) the closing of the sale of shares of common stock to the public at a price of at least $16.50 per share in an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act"), provided that such offering results in at least $35,000,000 of gross proceeds to the Company and the Company's common stock is listed for trading on a national securities exchange, (b) the closing of certain private placement or registered offerings of the Company's equity securities or (c) the effectiveness of a registration statement under the Securities Act covering the re-sale of privately placed securities. In addition, all outstanding shares of Series A Preferred Stock and Series B Preferred Stock will convert into common stock upon the vote or written consent of the holders of 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, voting as a single class (subject to certain limitations).

Dividends

        Prior to the payment of any dividend, except a common stock dividend, to the common stockholders, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive an amount at least equal to the amount that would have been received by the holders of Series A Preferred Stock and Series B Preferred Stock had all shares of Series A Preferred Stock and Series B Preferred Stock been converted into common stock immediately prior to issuance of the dividend. There are no guaranteed dividends that accrue.

Liquidation preference

        In the event of any liquidation, dissolution or winding up of the Company, including a deemed liquidation event, such as certain mergers or a disposition of substantially all the assets of the Company, unless holders of at least 70% of the outstanding shares of Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, elect otherwise, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive, in preference to common stockholders, an amount equal to $1.00 per share, in the case of the Series A Preferred Stock, and $5.50 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, plus all declared but unpaid dividends. If the Company has insufficient assets to pay the holders of Series A Preferred Stock and Series B Preferred Stock the full amount to which they are entitled, the holders of the Series A Preferred Stock and Series B Preferred Stock will share ratably in any distribution in proportion to the respective amounts which would otherwise be payable.

        After payment of these preferential amounts, the remaining assets of the Company, if any, will be distributed ratably to the holders of common stock, Series A Preferred Stock and Series B Preferred Stock on an as-converted to common stock basis. However, the holders of Series A Preferred Stock and Series B Preferred Stock are limited to the receipt of an aggregate amount (including through payment of the preferential amounts described above) equal to the greater of:

  (1)
  $2.00 per share, in the case of the Series A Preferred Stock, and $11.00 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, and

  (2)
  the amount such holders would have received if all Series A Preferred Stock or Series B Preferred Stock, as the case may be, had been converted into common stock immediately prior to the liquidation event.

Voting rights

        Holders of Series A Preferred Stock and Series B Preferred Stock are entitled to vote as a single class with the holders of common stock, and have one vote for each equivalent common share into which the Series A Preferred Stock and the Series B Preferred Stock is convertible. In addition, the affirmative vote of the holders of at least 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, voting together on an as-converted to common stock basis, is required to amend the Company's organizational documents, declare or pay dividends, subject to limited exceptions, create certain new series or classes of stock or reclassify existing series or classes, exclusively license the Company's material intellectual property, effect a significant change in the Company's business, create indebtedness in excess of $250,000, increase the number of shares of common stock reserved for equity compensation, or undertake change of control transactions. Furthermore, the affirmative vote of the holders of at least 60% of the outstanding Series B Preferred Stock is required to amend or repeal the Company's organizational documents, increase the number of shares of Series B Preferred Stock, undertake change of control transactions or exclusively license any of the Company's material intellectual property. The holders of Series A Preferred Stock are entitled to elect two directors and the holders of Series B Preferred Stock are entitled to elect one director. The holders of the Company's common stock, Series A Preferred Stock and Series B Preferred Stock, voting together on an as-converted to common stock basis, have the right to elect the remaining directors.

3. Convertible preferred stock

        In July 2011, the Company sold 6,200,000 shares of Series A Preferred Stock at a price of $1.00 per share, which is convertible into 3,064,753 shares of the Company's common stock, for gross proceeds of $6,200,000. The Company incurred approximately $101,000 of issuance costs in connection with the sale of the Series A Preferred Stock, which were recorded to additional paid-in capital.

        On March 29, 2012, the Company sold 6,770,563 shares of Series B Preferred Stock at a price of $5.50 per share for gross proceeds of approximately $37,238,000. The Series B Preferred Stock is convertible into common stock on a one-for-one basis. The Company incurred approximately $2,246,000 of issuance costs in connection with the sale of the Series B Preferred Stock, which were recorded as a reduction of the proceeds received.

        The Company assessed the Series A Preferred Stock and the Series B Preferred Stock for any beneficial conversion features or embedded derivatives, including the conversion option, that would require bifurcation from the Series A Preferred Stock and/or the Series B Preferred Stock and receive separate accounting treatment. On the date of the issuance, the fair value of the common stock into which the Series A Preferred Stock and the Series B Preferred Stock, respectively, was convertible was less than the effective conversion price of the Series A Preferred Stock and the Series B Preferred Stock, respectively, and, as such, there was no intrinsic value of the conversion option on the commitment date. In addition, no embedded derivatives were identified that would require bifurcation.

        The rights, preferences and privileges of the Series A Preferred Stock and the Series B Preferred Stock as of March 31, 2012 are as follows:

Conversion

        Shares of Series A Preferred Stock are convertible into common stock based on a defined conversion ratio, which was originally set at one-for-one and following the Reverse Stock Split is one-for-2.023, adjustable for certain dilutive events. Shares of Series B Preferred Stock are convertible into common stock based on a defined conversion ratio, which is currently one-for-one, adjustable for certain dilutive events. The conversion ratios for the Series A Preferred Stock and the Series B Preferred Stock are subject to change in accordance with anti-dilution provisions contained in the Company's restated certificate of incorporation. More specifically, the applicable conversion ratio is subject to adjustment to prevent dilution on a weighted-average basis in the event that the Company issues additional shares of common stock or securities convertible or exercisable for common stock at a purchase price less than the then effective applicable conversion ratio. The Company has evaluated this feature and has concluded it does not require bifurcation as a derivative because the Series A Preferred Stock and the Series B Preferred Stock were each concluded to have the characteristics of an equity-host and the feature is clearly and closely related to the Series A Preferred Stock and the Series B Preferred Stock, respectively.

        The Series A Preferred Stock and the Series B Preferred Stock are convertible at the option of the holder at any time without any additional consideration. In addition, the Series A Preferred Stock and the Series B Preferred Stock will automatically convert into shares of common stock at the then effective applicable conversion rate, upon the earliest to occur of (a) the closing of the sale of shares of common stock to the public at a price of at least $16.50 per share in an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, (the "Securities Act") provided that such offering results in at least $35,000,000 of gross proceeds to the Company and the Company's common stock is listed for trading on a national securities exchange, (b) the closing of certain private placement or registered offerings of the Company's equity securities or (c) the effectiveness of registration statement under the Securities Act covering the re-sale of privately placed securities. In addition, all outstanding shares of Series A Preferred Stock and Series B Preferred Stock will convert into common stock upon the vote or written consent of the holders of 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, voting as a single class (subject to certain limitations).

Dividends

        Prior to the payment of any dividend, except a common stock dividend, to the common stockholders, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive an amount at least equal to the amount that would have been received by the holders of Series A Preferred Stock and Series B Preferred Stock had all shares of Series A Preferred Stock and Series B Preferred Stock been converted to common stock immediately prior to issuance of the dividend. There are no guaranteed dividends that accrue.

Liquidation preference

        In the event of any liquidation, dissolution or winding up of the Company, including a deemed liquidation event, such as certain mergers or a disposition of substantially all the assets of the Company, unless holders of at least 70% of the outstanding shares of Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, elect otherwise, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive, in preference to common stockholders, an amount equal to $1.00 per share, in the case of the Series A Preferred Stock, and $5.50 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, plus all declared but unpaid dividends. If the Company has insufficient assets to pay the holders of Series A Preferred Stock and Series B Preferred Stock the full amount to which they are entitled, the holders of the Series A Preferred Stock and Series B Preferred Stock will share ratably in any distribution in proportion to the respective amounts which would otherwise be payable.

        After payment of these preferential amounts, the remaining assets of the Company, if any, will be distributed ratably to the holders of common stock, Series A Preferred Stock and Series B Preferred Stock on an as-converted to common stock basis. However, the holders of Series A Preferred Stock and Series B Preferred Stock are limited to the receipt of an aggregate amount (including through payment of the preferential amounts described above) equal to the greater of:

  (1)
  $2.00 per share, in the case of the Series A Preferred Stock, and $11.00 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, and

  (2)
  the amount such holders would have received if all Series A Preferred Stock or Series B Preferred Stock, as the case may be, had been converted to common stock immediately prior to the liquidation event.

Voting rights

        Holders of Series A Preferred Stock and Series B Preferred Stock are entitled to vote as a single class with the holders of common stock, and have one vote for each equivalent common share into which the Series A Preferred Stock and the Series B Preferred Stock is convertible. In addition, the affirmative vote of the holders of at least 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, voting together on an as-converted to common stock basis, is required to amend the Company's organizational documents, declare or pay dividends, subject to limited exceptions, create certain new series or classes of stock or reclassify existing series or classes, exclusively license the Company's material intellectual property, effect a significant change in the Company's business, create indebtedness in excess of $250,000, increase the number of shares of common stock reserved for equity compensation, or undertake change of control transactions. Furthermore, the affirmative vote of the holders of at least 60% of the outstanding Series B Preferred Stock is required to amend or repeal the Company's organizational documents, increase the number of shares of Series B Preferred Stock, undertake change of control transactions or exclusively license any of the Company's material intellectual property. The holders of Series A Preferred Stock are entitled to elect two directors and the holders of Series B Preferred Stock are entitled to elect one director. The holders of the company's common stock, Series A Preferred Stock and Series B Preferred Stock, voting together on an as converted to common stock basis, have the right to elect the remaining directors.

Common stock	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common stock
Common stock

5. Common stock

        On March 28, 2012, the Company's board of directors and stockholders approved, and the Company filed, a restated certificate of incorporation effecting a Reverse Stock Split of the outstanding shares of the Company's common stock at a ratio of one share for every 2.023 shares outstanding, so that every 2.023 outstanding shares of Common Stock before the Reverse Stock Split represented one share of Common Stock after the Reverse Stock Split. Each stockholder's percentage ownership interest in the Company and proportional voting power remains unchanged after the Reverse Stock Split, except for minor changes and adjustments resulting from rounding of fractional interests. The rights and privileges of the holders of capital stock were unaffected by the Reverse Stock Split. All information in these financial statements has, unless otherwise indicated, been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.

        The Company is authorized to issue 23,000,000 shares of $0.001 par value common stock. As of June 30, 2012, there were 1,555,232 shares of common stock outstanding.

        The Company has reserved the following shares of common stock for the potential conversion of the Series A Preferred Stock and the Series B Preferred Stock and the exercise of stock options and stock awards:

	June 30, 2012	December 31, 2011
Series A Preferred Stock	3,064,753	3,064,753
Series B Preferred Stock	6,770,563	—
Outstanding stock options and stock awards	686,542	617,633

	10,521,858	3,682,386

4. Common stock

        On March 28, 2012, the Company's board of directors and stockholders approved, and the Company filed, a restated certificate of incorporation effecting a Reverse Stock Split of the outstanding shares of the Company's common stock at a ratio of one share for every 2.023 shares outstanding, so that every 2.023 outstanding shares of Common Stock before the Reverse Stock Split represented one share of Common Stock after the Reverse Stock Split. Each stockholder's percentage ownership interest in the Company and proportional voting power remains unchanged after the Reverse Stock Split except for minor changes and adjustments resulting from rounding of fractional interests. The rights and privileges of the holders of capital stock were unaffected by the Reverse Stock Split. All information in these financial statements has, unless otherwise indicated, been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.

        As of December 31, 2011 the Company's Certificate of Incorporation, as amended, authorized the Company to issue 18,000,000 shares of $0.001 par value Common Stock. As of December 31, 2011, there were 1,209,760 shares of Common Stock outstanding.

        The Company has reserved the following shares of common stock for the potential conversion of the Series A Preferred Stock and the exercise of stock options:

December 31, 2011
Series A Preferred Stock	3,064,753
Exercise of stock options and awards	617,633

3,682,386

        Each share of common stock is entitled to one vote, subject to certain voting rights of the Series A Preferred Stock as discussed in Note 3. The holders of the common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of the holders of the Series A Preferred Stock.

Stock-based compensation	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation
Stock-based compensation

6. Stock-based compensation

        In March 2012, the Company's board of directors and stockholders approved the 2012 Stock Incentive Plan (the "2012 Plan"). The 2012 Plan provides for the grant of incentive stock options, stock appreciation rights, restricted stock units and other stock-based or cash awards to purchase shares of common stock to eligible employees, officers, directors and consultants. The number of shares of our common stock that is reserved for issuance under the 2012 Plan is equal to the sum of (1) the number of shares (up to 2,132,875 shares) equal to the sum of the number of shares of our common stock then available for issuance under the 2011 Plan described below and the number of shares of our common stock subject to outstanding awards under the 2011 Plan, described below, that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by us at their original issuance price pursuant to a contractual repurchase right plus (2) an annual increase, to be added on the first day of each year beginning in 2013 and each subsequent anniversary until the expiration of the 2012 Plan, equal to the lowest of 975,000 shares of our common stock, 4.0% of the number of shares of our common stock outstanding on the first day of the year and an amount determined by our board of directors. The Company began making grants under the 2012 Plan following June 11, 2012, the effective date of the Company's registration of securities on Form 10. The Company will not grant options under the 2011 Plan following the effective date of the Company's registration of securities on Form 10.

Founders' stock

        In April 2011, the Company issued 3,509,634 shares of its common stock to founders at a purchase price of $0.001 per share, which was determined by the board of directors to be the fair value of the common stock on the date of issuance. The shares were issued under restricted stock purchase agreements and not pursuant to the 2011 Plan. These restricted stock purchase agreements allow the Company, at its discretion, to repurchase unvested shares if the founder's relationship with the Company is terminated. The shares issued to three of the co-founders vested with respect to 25% of the shares on the grant date and with respect to the remaining shares in approximately equal quarterly installments through the fourth anniversary of the grant date. The shares issued to the remaining two co-founders vest in approximately equal quarterly installments from and after the grant date. Additionally, 25% of the then-unvested shares issued to the remaining two co-founders vested in July 2011 in connection with the Series A Preferred Stock financing.

        The Company records stock-based compensation expense for the common stock subject to repurchase based on the grant date intrinsic value for employees and the vesting date intrinsic value for non-employees. All of the restricted shares were issued at fair value.

Stock options and restricted stock

        A summary of the Company's stock option activity and related information is as follows (in thousands, except share and per share data):

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Granted	167,275	4.30
Forfeited	(98,366)	0.29

Outstanding at June 30, 2012	686,542	1.04	9.41	$2,991

Exercisable at June 30, 2012	22,057	0.84	9.36	$101

Vested and expected to vest at June 30, 2012	686,542	1.04	9.41	$2,991

        A summary of the Company's restricted stock activity and related information is as follows:

	Shares	Weighted-average purchase price per share
Outstanding at December 31, 2011	2,319,646	$0.002
Granted	—
Vested	(345,480)	$0.002

Outstanding at June 30, 2012	1,974,166	$0.002

Stock options

        The fair value of each employee stock-based award is estimated on the grant date using the Black-Scholes option pricing model.

        The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees and utilizes the contractual term for options granted to non-employees. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options.

        The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. The representative group of companies consisted of BioSante Pharmaceuticals, Inc., Corcept Therapeutics Inc., Cardiome Pharmaceutical Corporation, Polymedix, Inc. and Sangamo Biosciences, Inc. As a result of being a development stage company in a very early stage of product development with no revenues, the representative group of companies has certain similar, but not all similar, characteristics to the Company. The Company believes the group selected has sufficient similar economic and industry characteristics and includes companies that are most representative of the Company.

        The fair value of each stock-based award is estimated on the grant date using the Black-Scholes option pricing model using the following assumptions:

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
	(Unaudited)	(Unaudited)
Risk-free interest rate	0.8 - 1.2%	0.8 - 1.2%
Dividend yield	—	—
Volatility	84 - 87%	84 - 87%
Expected term (years)	5.1 - 6.1	5.1 - 6.1

        During the three months and six months ended June 30, 2012, the Company granted 73,041 and 133,840 options, respectively, to purchase common stock with weighted average exercise prices of $4.57 and $4.31 per share, respectively, to employees at a weighted average grant date fair value of $3.26 and $3.07 per share, respectively. There were no options granted during the period from April 5, 2011 (inception) to June 30, 2011.

        During the three months and six months ended June 30, 2012, the Company granted 21,079 and 33,435 options, respectively, to purchase common stock with weighted average exercise prices of $4.39 and $4.25 per share, respectively, to non-employees.

        In November 2011, the Company issued and sold 19,772 shares of common stock pursuant to the 2011 Plan, at a price per share of $0.002, to a former employee who served as an executive officer at the time of the Company's incorporation. These shares were fully vested at June 30, 2012.

        The Company recognized total stock-based compensation expense for employee stock option grants of $72,325 and $116,803 for the three months and six months ended June 30, 2012, respectively.

        Stock-based awards issued to non-employees, including directors for non-board related services, are accounted for using the fair value method. These stock-based option awards are revalued on each vesting and reporting date. The Company recognized total stock-based compensation of $226,776 for the three months ended June 30, 2012 and $441,675 for the six months ended June 30, 2012.

        The Company recognized total stock-based compensation expense of approximately $299,100 for the three months ended June 30, 2012 and $558,480 for the six months ended June 30, 2012. Due to an operating loss, the Company does not record tax benefits associated with stock-based compensation and option exercises. Tax benefits will be recorded when realized.

        At June 30, 2012, there was $2,496,916 of total unrecognized compensation cost related to non-vested stock options and restricted stock. As of June 30, 2012, the Company expects to recognize these costs over a remaining weighted average period of 3.0 years.

5. Stock-based compensation

        In July 2011, the Company adopted the 2011 Equity Incentive Plan (the "2011 Plan") under which it may grant incentive stock options, nonstatutory stock options; restricted stock awards, restricted stock unit awards , stock appreciation rights and other stock-based awards to purchase up to approximately 939,199 shares of common stock to eligible employees, officers, directors and consultants. Terms of stock option agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the 2011 Plan. Generally, options granted by the Company vest over four years, expire no later than ten years from the date of grant and have an exercise price equal to the estimated fair value of the common stock as determined by the board of directors on the date of grant.

        As of December 31, 2011, 301,794 shares were available for future issuance under the 2011 Plan.

        In March 2012, the Company's board of directors and stockholders approved the 2012 Stock Incentive Plan (the "2012 Plan"). The Company will begin making grants under the 2012 Plan following the effective date of the Registration Statement. The 2012 Plan provides for the grant of incentive stock options, stock appreciation rights, restricted stock units and other stock-based or cash awards.

Founders' stock

        In April 2011, the Company issued 3,509,634 shares of its common stock to founders at a purchase price of $0.001 per share, which was determined by the board of directors to be the fair value of the common stock on the date of issuance. The shares were issued under restricted stock purchase agreements and not pursuant to the 2011 Plan. These restricted stock purchase agreements allow the Company, at its discretion, to repurchase unvested shares if the founder's relationship with the Company is terminated. The shares issued to three of the co-founders vested with respect to 25% of the shares on the grant date and with respect to the remaining shares in approximately equal quarterly installments through the fourth anniversary of the grant date. The shares issued to the remaining two co-founders vest in approximately equal quarterly installments from and after the grant date. Additionally, 25% of the then-unvested shares issued to the remaining two co-founders vested in July 2011 in connection with the Series A Preferred Stock financing.

        The Company records stock-based compensation expense for the common stock subject to repurchase based on the grant date intrinsic value for employees and the vesting date intrinsic value for non-employees. All of the restricted shares were issued at fair value. The Company has recorded stock-based compensation expense of $194,000 for the period from April 5, 2011 (inception) to December 31, 2011, related to the restricted common stock issued to founders.

Stock options and restricted stock

        A summary of the Company's stock option activity and related information is as follows (in thousands, except share and per share data):

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at April 5, 2011(inception)	—	—
Granted	617,633	0.04

Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Exercisable at December 31, 2011	—	—	—	—

Vested and expected to vest at December 31, 2011	617,633	0.04	9.8	$2,162

        A summary of the Company's restricted stock activity and related information is as follows:

	Shares	Weighted average purchase price per share
Outstanding at April 5, 2011(inception)	—	$—
Granted	3,529,406	$0.002
Vested	1,209,760	$0.002

Outstanding at December 31, 2011	2,319,646	$0.002

Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2012
Prepaid expenses and other current assets
Prepaid expenses and other current assets

7. Prepaid expenses and other current assets

        Prepaid expenses and other current assets consist of the following (in thousands):

	June 30, 2012	December 31, 2011
Prepaid other expense	$200	$31
Prepaid insurance	9	13

	$209	$44

Property and equipment	6 Months Ended
Jun. 30, 2012
Property and equipment
Property and equipment

8. Property and equipment

        Property and equipment and related accumulated depreciation are as follows (in thousands):

	June 30, 2012	December 31, 2011
Computer equipment	$6	$—
Laboratory equipment	450	—

	456	—
Less: accumulated depreciation	(22)	—

	$434	$—

Commitments and contingencies	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies.
Commitments and contingencies

9. Commitments and contingencies

        From August 2011 through December 2011, the Company leased office space from a significant stockholder. There was no formal lease arrangement with the stockholder.

        On May 1, 2012, the Company entered into a commercial building lease agreement. The sixty month lease, which the Company expects will begin on or about August 13, 2012, provides for the lease by the Company of approximately 6,000 square feet of space in Cambridge, Massachusetts. Base annual rent is initially set at approximately $22,000 per month with an annual increase of 3%.

        Future minimum lease payments under this lease as of June 30, 2012 are as follows (in thousands):

Year
2012	$110
2013	267
2014	275
2015	284
2016	292
Thereafter	173

$1,401

8. Commitments and contingencies

        From August 2011 through December 2011, the Company leased office space from a significant stockholder. There was no formal lease arrangement with the stockholder. The Company recorded rent expense of $41,000 for the period from April 5, 2011 (inception) to December 31, 2011.

        The following table summarizes the Company's contractual obligations.

(in thousands)	Total	2012	2013	2014	2015	Beyond 2015
License agreement (Note 10)	$435	$162	$149	$62	$62	$		*
Lease agreement (entered into May 1, 2012; Note 13)	$1,414	$123	$267	$275	$284		$465
Manufacturing agreement (entered into February 21, 2012)	$1,350	$390	$960	—	—		—
*
After 2015, the annual obligations, which extend through the life of the license agreement, are approximately $62,000 per year. The agreement is cancellable by the Company.

Accrued expenses	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses
Accrued expenses

10. Accrued expenses

        Accrued expenses consist of the following (in thousands):

	June 30, 2012	December 31, 2011
Professional and consultant fees	$503	$140
Compensation and related benefits	347	83
License and patent fees	149	108
Market research and consulting	—	40
Contract research organizations	92	15
Other expenses	114	13

	$1,205	$399

9. Accrued expenses

        Accrued expenses consist of the following (in thousands):

December 31, 2011
Professional and consultant fees	$140
Compensation and related benefits	83
License and patent fees	108
Market research and consulting	40
Contract research organizations	15
Other expenses	13

$399

Net loss per share	6 Months Ended
Jun. 30, 2012
Net loss per share
Net loss per share

11. Net loss per share

        Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company's potentially dilutive shares, which include preferred stock, outstanding stock options and restricted stock, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive. The following table reconciles net loss to net loss applicable to common stockholders (in thousands, except per share data):

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Net loss applicable to common stockholders	$(3,234)	$(6,200)	$(410)	$(8,925)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	1,548	1,469	526	1,137
Net loss per share applicable to common stockholders—basic and diluted	$(2.09)	$(4.22)	$(0.78)	$(7.84)

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect:

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Series A Preferred Stock	3,065	3,065	—	3,065
Series B Preferred Stock	6,771	6,771	—	6,771
Outstanding stock options	687	687	—	687

Related Party Transactions	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

12. Related party transactions

        The Company's chief executive officer, Michelle Dipp, M.D., Ph.D., does not currently receive and has not historically received any compensation for her service as chief executive officer because of her service as a general partner of one of the Company's principal stockholders. However, the Company may in the future determine to compensate Dr. Dipp.

        As discussed in Note 9, during 2011, the Company leased office space from one of its principal stockholders.

11. Related party transactions

        The Company's chief executive officer does not currently receive and has not historically received any compensation for her service as chief executive officer because of her service as a general partner of one of the Company's principal stockholders.

        As discussed in Note 8, during 2011, the Company leased office space from one of its principal stockholders.

Employee benefit plan	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Employee benefit plan
Employee benefit plan

13. Employee benefit plan

        In January 2012, the Company adopted a 401(k) retirement and savings plan (the "401(k) Plan") covering all employees. The 401(k) Plan allows employees to make pre-tax contributions up to the maximum allowable amount set by the Internal Revenue Service. Under the 401(k) Plan, the Company may make discretionary contributions as approved by the board of directors. During the three and six months ended June 30, 2012 the Company made contributions to the 401(k) Plan of $8,095 and $19,856 respectively. No contributions were made during 2011.

12. Employee benefit plan

        In January 2012, the Company adopted a 401(k) retirement and savings plan (the "401(k) Plan") covering all employees. The 401(k) Plan allows employees to make pre-tax contributions up to the maximum allowable amount set by the IRS. Under the 401(k) Plan, the Company may make discretionary contributions as approved by the board of directors.

Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

14. Subsequent events

        On August 13, 2012, the Company issued and sold in a private placement an aggregate of 897,554 shares of common stock at a price per share of $5.50 for an aggregate purchase price of $4,936,547. As a result of the completion of the private placement, on August 13, 2012, all of the Company's shares of Series A and Series B preferred stock automatically converted into shares of common stock. Each share of Series A preferred stock converted into common stock on a one-for-2.023 basis, into a total of 3,064,753 shares of common stock and each share of Series B preferred stock converted into common stock on a one-for-one basis, into a total of 6,770,563 shares of common stock.

        In connection with the private placement, the Company agreed to file a registration statement (the "Resale S-1") covering the resale of the 6,770,563 shares of common stock issued upon conversion of Series B preferred stock and the 897,554 shares of common stock issued and sold in the private placement. The Company intends to use its reasonable best efforts to file the Resale S-1 within thirty days of August 13, 2012.

        On August 13, 2012, the Company amended its certificate of incorporation and by-laws to divide the Company's board of directors into three classes with staggered three year terms. In addition, the Company's restated certificate of incorporation and amended and restated by-laws now provide that directors may be removed only for cause and only by the affirmative vote of the holders of 75% of the shares of capital stock present in person or by proxy and entitled to vote. Under the Company's restated certificate of incorporation and amended and restated by-laws, any vacancy on the board of directors, including a vacancy resulting from an enlargement of the board of directors, may be filled only by vote of a majority of directors then in office. Furthermore, the restated certificate of incorporation provides that the authorized number of directors may be changed only by the board of directors.

13. Subsequent events

        On May 1, 2012, the Company entered into a commercial building lease agreement. The sixty month lease, which commenced on August 10, 2012, provides for the lease by the Company of approximately 6,000 square feet of space in Cambridge, Massachusetts. Base annual rent is initially set at approximately $22,000 per month with an annual increase of 3%.

Significant accounting policies (Policies)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant accounting policies
Use of estimates

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to complete a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to completing a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Comprehensive loss

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the period April 5, 2011 (inception) to June 30, 2011, April 5, 2011 (inception) to June 30, 2012, as well as, the three and six months ended June 30, 2012.

        In June 2011, the Financial Accounting Standards Board issued revised guidance on the presentation of comprehensive income and its components in the financial statements. As a result of this guidance, companies are now required to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items that must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This guidance is effective for the Company for interim and annual periods ending after December 15, 2011. The new guidance is to be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present comprehensive income (loss) in one continuous statement as part of the condensed financial statements.

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the year ended December 31, 2011.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income ("ASU No. 2011-05"). ASU No. 2011-05 requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. ASU No. 2011-05 is effective for the Company for interim and annual periods ending after December 15, 2011. The Company adopted ASU No. 2011-05 on January 1, 2012 and elected to present comprehensive income in one continuous statement as part of the condensed consolidated financial statements.

Concentrations of credit risk and off-balance sheet risk

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of June 30, 2012 and December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

Common stock (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common stock
Schedule of shares of common stock reserved for the potential conversion of the Series A Preferred Stock and the Series B Preferred Stock and the exercise of stock options and stock awards

	June 30, 2012	December 31, 2011
Series A Preferred Stock	3,064,753	3,064,753
Series B Preferred Stock	6,770,563	—
Outstanding stock options and stock awards	686,542	617,633

	10,521,858	3,682,386

December 31, 2011
Series A Preferred Stock	3,064,753
Exercise of stock options and awards	617,633

3,682,386

Stock-based compensation (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation
Summary of the Company's stock option activity and related information

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Granted	167,275	4.30
Forfeited	(98,366)	0.29

Outstanding at June 30, 2012	686,542	1.04	9.41	$2,991

Exercisable at June 30, 2012	22,057	0.84	9.36	$101

Vested and expected to vest at June 30, 2012	686,542	1.04	9.41	$2,991

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at April 5, 2011(inception)	—	—
Granted	617,633	0.04

Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Exercisable at December 31, 2011	—	—	—	—

Vested and expected to vest at December 31, 2011	617,633	0.04	9.8	$2,162

Summary of the Company's restricted stock activity and related information

	Shares	Weighted-average purchase price per share
Outstanding at December 31, 2011	2,319,646	$0.002
Granted	—
Vested	(345,480)	$0.002

Outstanding at June 30, 2012	1,974,166	$0.002

	Shares	Weighted average purchase price per share
Outstanding at April 5, 2011(inception)	—	$—
Granted	3,529,406	$0.002
Vested	1,209,760	$0.002

Outstanding at December 31, 2011	2,319,646	$0.002

Schedule of assumptions used to estimate fair value of each stock-based award on the grant date using the Black-Scholes option pricing model

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
	(Unaudited)	(Unaudited)
Risk-free interest rate	0.8 - 1.2%	0.8 - 1.2%
Dividend yield	—	—
Volatility	84 - 87%	84 - 87%
Expected term (years)	5.1 - 6.1	5.1 - 6.1

December 31, 2011
Risk-free interest rate	1.2%
Dividend yield	—
Volatility	79%
Expected term (years)	6.0

Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2012
Prepaid expenses and other current assets
Schedule of components of prepaid expenses and other current assets

	June 30, 2012	December 31, 2011
Prepaid other expense	$200	$31
Prepaid insurance	9	13

	$209	$44

Property and equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property and equipment
Schedule of property and equipment and related accumulated depreciation

	June 30, 2012	December 31, 2011
Computer equipment	$6	$—
Laboratory equipment	450	—

	456	—
Less: accumulated depreciation	(22)	—

	$434	$—

Commitments and contingencies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies.
Summary of the company's contractual obligations

Year
2012	$110
2013	267
2014	275
2015	284
2016	292
Thereafter	173

$1,401

(in thousands)	Total	2012	2013	2014	2015	Beyond 2015
License agreement (Note 10)	$435	$162	$149	$62	$62	$		*
Lease agreement (entered into May 1, 2012; Note 13)	$1,414	$123	$267	$275	$284		$465
Manufacturing agreement (entered into February 21, 2012)	$1,350	$390	$960	—	—		—

Accrued expenses (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses
Schedule of accrued expenses

	June 30, 2012	December 31, 2011
Professional and consultant fees	$503	$140
Compensation and related benefits	347	83
License and patent fees	149	108
Market research and consulting	—	40
Contract research organizations	92	15
Other expenses	114	13

	$1,205	$399

December 31, 2011
Professional and consultant fees	$140
Compensation and related benefits	83
License and patent fees	108
Market research and consulting	40
Contract research organizations	15
Other expenses	13

$399

Net loss per share (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net loss per share
Schedule of reconciliation of net loss to net loss applicable to common stockholders

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Net loss applicable to common stockholders	$(3,234)	$(6,200)	$(410)	$(8,925)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	1,548	1,469	526	1,137
Net loss per share applicable to common stockholders—basic and diluted	$(2.09)	$(4.22)	$(0.78)	$(7.84)

Period from April 5, 2011 (inception) to December 31, 2011
Net loss applicable to common stockholders	(2,725)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	909
Net loss per share applicable to common stockholders—basic and diluted	(3.00)

Schedule of amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Series A Preferred Stock	3,065	3,065	—	3,065
Series B Preferred Stock	6,771	6,771	—	6,771
Outstanding stock options	687	687	—	687

Period from April 5, 2011 (inception) to December 31, 2011
Series A Preferred Stock	3,065
Outstanding stock options	618

Organization and basis of presentation (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Organization and basis of presentation
Deficit accumulated during the development stage		$ 8,824	$ 2,624
Reverse stock split conversion ratio	2.023

Convertible preferred stock (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 Series A Preferred Stock and Series B Preferred Stock item	Dec. 31, 2011 Series A Preferred Stock and Series B Preferred Stock item	Jul. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock item	Dec. 31, 2011 Series A Preferred Stock item	Mar. 31, 2012 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock item	Mar. 29, 2012 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock Minimum	Dec. 31, 2011 Series B Preferred Stock Minimum
Convertible preferred stock
Number of shares of common stock in which preferred stock is convertible							3,064,753
Shares issued							6,200,000			6,770,563
Issue price (in dollars per share)							$ 1					$ 5.5
Gross proceeds		$ 34,992,000	$ 6,099,000	$ 41,091,000			$ 6,200,000			$ 37,238,000
Issuance cost	101,000	2,245,000					101,000			2,246,000
Preferred stock, conversion ratio								1	1	1
Preferred stock, conversion ratio following Reverse Stock Split		1						2.023	2.023
Price per share of shares of common stock to be sold to the public in an underwritten public offering for automatic conversion of convertible preferred stock into shares of common stock (in dollars per share)					$ 16.5	$ 16.5							$ 16.5	$ 16.5
Gross proceeds on shares of common stock to be sold to the public in an underwritten public offering for automatic conversion of convertible preferred stock into shares of common stock					35,000,000	35,000,000			35,000,000				35,000,000
Percentage of outstanding shares of convertible preferred stock, whose holders' vote or written consent is required for conversion					70.00%	70.00%			70.00%
Percentage of outstanding shares of convertible preferred stock, whose holders' may elect to not receive the liquidation preference					70.00%	70.00%
Liquidation preference (in dollars per share)								$ 1	$ 1		$ 5.5
Maximum liquidation distributions per share (in dollars per share)								$ 2	$ 2		$ 11
Number of votes per share held by holders of common shares					1	1			1		1
Percentage of outstanding shares of convertible preferred stock, whose holders' affirmative vote is required for changes related to the company's activities					70.00%	70.00%			70.00%				60.00%	60.00%
Amount of indebtedness which can be created only after obtaining specified percentage of affirmative votes of the stockholders of the convertible preferred stock					$ 250,000	$ 250,000			$ 250,000
Number of directors entitled to be elected by the preferred stockholders								2	2		1
Number of shares of the Company's common stock into which the preferred stock is convertible		1
Preferred stock, conversion ratio													1

Common stock (Details) (USD $)	1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Common stock
Reverse stock split conversion ratio	2.023
Common stock, shares authorized		23,000,000	18,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares outstanding		1,555,232	1,209,760
Common stock
Outstanding stock options and stock awards (in shares)		686,542	617,633
Total (in shares)		10,521,858	3,682,386
Series A Preferred Stock
Common stock
Shares reserved for potential conversion		3,064,753	3,064,753
Series B Preferred Stock
Common stock
Shares reserved for potential conversion		6,770,563

Stock-based compensation (Details) (USD $)	Jul. 31, 2011 2011 Plan	Jun. 30, 2012 2012 Plan	Jun. 30, 2012 2012 Plan Maximum	Apr. 30, 2011 Restricted stock purchase agreements Founder	Apr. 30, 2011 Restricted stock purchase agreements Three co-founders item	Apr. 30, 2011 Restricted stock purchase agreements Two co-founders item
Stock-based compensation
Shares authorized	939,199	2,132,875
Annual increase to the maximum number of shares (or other type of equity) approved (usually by shareholders and board of directors) for awards under the equity-based compensation plan			975,000
Annual increase to the maximum number of shares (or other type of equity) approved (usually by shareholders and board of directors) for awards under the equity-based compensation plan, as a percentage of the number of shares of the entity's common stock then outstanding			4.00%
Shares issued				3,509,634
Purchase price (in dollars per share)				$ 0.001
Number of co-founders					3	2
Percentage of shares vesting on the grant date					25.00%
Percentage of the then-unvested shares that vested in connection with the Preferred Stock financing						25.00%

Stock-based compensation (Details 2) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 Non-employees	Jun. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Jun. 30, 2012 Stock options Maximum	Jun. 30, 2012 Stock options Maximum	Jun. 30, 2012 Stock options Minimum	Jun. 30, 2012 Stock options Minimum	Jun. 30, 2012 Stock options Employees	Jun. 30, 2012 Stock options Employees	Dec. 31, 2011 Stock options Employees	Jun. 30, 2012 Stock options Non-employees	Jun. 30, 2012 Stock options Non-employees	Dec. 31, 2011 Stock options Non-employees	Jun. 30, 2012 Restricted stock	Dec. 31, 2011 Restricted stock	Nov. 30, 2011 2011 Plan Stock options Former employee
Shares
Outstanding at the beginning of the period (in shares)				617,633	0
Granted (in shares)				167,275	617,633					73,041	133,840		21,079	33,435
Forfeited (in shares)				(98,366)
Outstanding at the end of the period (in shares)				686,542	617,633
Exercisable at the end of the period (in shares)				22,057	0
Vested and expected to vest at the end of the period (in shares)				686,542	617,633
Weighted average price per share
Outstanding at the beginning of the period (in dollars per share)				$ 0.04	$ 0
Granted (in dollars per share)				$ 4.3	$ 0.04					$ 4.57	$ 4.31		$ 4.39	$ 4.25
Forfeited (in dollars per share)				$ 0.29
Outstanding at the end of period (in dollars per share)				$ 1.04	$ 0.04
Exercisable at the end of the period (in dollars per share)				$ 0.84	$ 0
Vested and expected to vest at the end of the period (in dollars per share)				$ 1.04	$ 0.04
Weighted average remaining contractual term
Outstanding at the end of the period				9 years 4 months 28 days	9 years 9 months 18 days
Exercisable at the end of the period				9 years 4 months 10 days	0 years
Vested and expected to vest at the end of the period				9 years 4 months 28 days	9 years 9 months 18 days
Aggregate intrinsic value
Outstanding at the end of period				$ 2,991,000	$ 2,162,000
Exercisable at the end of period				101,000	0
Vested and expected to vest at the end of the period				2,991,000	2,162,000
Shares
Outstanding at the beginning of the period (in shares)																2,319,646	0
Vested (in shares)																(345,480)	(1,209,760)
Outstanding at the end of the period (in shares)																1,974,166	2,319,646
Weighted-average purchase price per share
Outstanding at the beginning of the period (in dollars per share)																$ 0.002	$ 0
Vested (in dollars per share)																$ 0.002	$ 0.002
Outstanding at the end of the period (in dollars per share)																$ 0.002	$ 0.002
Assumptions used to estimate fair value of each stock-based award on the grant date using the Black-Scholes option pricing model
Risk free interest rate (as a percent)						1.20%	1.20%	0.80%	0.80%			1.20%
Volatility (as a percent)						87.00%	87.00%	84.00%	84.00%			79.00%
Expected term					3 years 4 months 24 days	6 years 1 month 6 days	6 years 1 month 6 days	5 years 1 month 6 days	5 years 1 month 6 days			6 years
Additional disclosures
Weighted average grant-date fair value of options granted (in dollars per share)					$ 1.28					$ 3.26	$ 3.07	$ 1.28
Shares issued												452,294			165,339			19,772
Issue price (in dollars per share)												$ 0.04			$ 0.04			$ 0.002
Stock-based compensation expense (in dollars)	299,100	558,480	346,000							72,325	116,803	26,000	226,776	441,675	320,000
Total unrecognized compensation cost related to non-vested stock options and restricted stock (in dollars)				$ 2,496,916	$ 2,594,000
Weighted average period for recognition of compensation cost related to unvested stock awards				3 years

Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Prepaid expenses and other current assets
Prepaid other expense	$ 200	$ 31
Prepaid insurance	9	13
Prepaid expenses and other current assets	$ 209	$ 44

Property and equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Property and equipment
Property and equipment, gross	$ 456
Less: accumulated depreciation	(22)
Property and equipment, net	434
Computer equipment
Property and equipment
Property and equipment, gross	6
Laboratory equipment
Property and equipment
Property and equipment, gross	$ 450

Commitments and contingencies (Details) (USD $)	1 Months Ended
	May 31, 2012	May 01, 2012 item	Jun. 30, 2012 Lease agreement	Dec. 31, 2011 Lease agreement
Commitments and contingencies.
Period of lease	60 months
Area of lease (in square feet)		6,000
Base annual rent per month	$ 22,000
Annual increase in base annual rent (as a percent)		3.00%
Commitments and contingencies
2012			110,000	123,000
2013			267,000	267,000
2014			275,000	275,000
2015			284,000	284,000
2016			292,000
Thereafter			173,000
Total			$ 1,401,000	$ 1,414,000

Accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses
Professional and consultant fees	$ 503	$ 140
Compensation and related benefits	347	83
License and patent fees	149	108
Market research and consulting		40
Contract research organizations	92	15
Other expenses	114	13
Accrued expenses	$ 1,205	$ 399

Net loss per share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Net loss per share
Net loss applicable to common stockholders (in dollars)	$ (3,234)	$ (410)	$ (6,200)	$ (2,725)	$ (8,925)
Weighted average number of common shares used in net loss per share applicable to common stockholders-basic and diluted (in shares)	1,548	526	1,469	909	1,137
Net loss per share applicable to common stockholders-basic and diluted (in dollars per share)	$ (2.09)	$ (0.78)	$ (4.22)	$ (3)	$ (7.84)
Series A Preferred Stock
Net loss per share
Amount excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in shares)	3,065		3,065	3,065	3,065
Series B Preferred Stock
Net loss per share
Amount excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in shares)	6,771		6,771		6,771
Outstanding stock options
Net loss per share
Amount excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in shares)	687		687	618	687

Related Party Transactions (Details)	Jun. 30, 2012 item	Dec. 31, 2011 item
Related Party Transactions
Number of principal stockholders for which chief executive officer serves as a general partner	1	1
Number of principal stockholders from whom the entity has leased office space		1

Employee benefit plan (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Employee benefit plan
Contribution made by the company to the 401 (k) plan	$ 8,095	$ 19,856

Subsequent Events (Details) (USD $)	6 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended		1 Months Ended			1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Mar. 29, 2012 Series B Preferred Stock	Aug. 31, 2012 Subsequent event	Aug. 31, 2012 Subsequent event Issuance under private placement item	Aug. 13, 2012 Subsequent event Issuance under private placement	Aug. 31, 2012 Subsequent event Issuance under private placement Series A Preferred Stock	Aug. 31, 2012 Subsequent event Issuance under private placement Series B Preferred Stock
Subsequent Events
Shares issued								897,554
Common stock issue price (in dollars per share)			$ 1			$ 5.5			$ 5.5
Aggregate purchase price		$ 1,000						$ 4,936,547
Preferred stock conversion ratio	1			2.023	2.023					2.023	1
Number of shares of common stock in which preferred stock is convertible			3,064,753					897,554		3,064,753	6,770,563
Number of common shares to be included in the Resale S-1								897,554			6,770,563
Percentage of the shares of capital stock, whose holders' affirmative vote is required to remove directors							75.00%
Number of classes of board of directors								3
Straggered term of board of directors							3 years